UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.13%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$9,779	$10,000	$10,000
1/31/2015	$9,616	$10,093	$10,210
2/28/2015	$9,655	$10,179	$10,114
3/31/2015	$9,504	$10,201	$10,161
4/30/2015	$9,731	$10,368	$10,124
5/31/2015	$9,581	$10,328	$10,100
6/30/2015	$9,517	$10,167	$9,990
7/31/2015	$9,213	$10,217	$10,059
8/31/2015	$8,960	$10,124	$10,045
9/30/2015	$8,825	$9,993	$10,113
10/31/2015	$9,000	$10,267	$10,114
11/30/2015	$8,936	$10,261	$10,088
12/31/2015	$8,904	$10,118	$10,055
1/31/2016	$8,701	$10,100	$10,193
2/29/2016	$8,669	$10,292	$10,266
3/31/2016	$9,271	$10,628	$10,360
4/30/2016	$9,456	$10,817	$10,400
5/31/2016	$9,160	$10,797	$10,402
6/30/2016	$9,434	$11,162	$10,589
7/31/2016	$9,474	$11,363	$10,656
8/31/2016	$9,519	$11,566	$10,644
9/30/2016	$9,650	$11,613	$10,638
10/31/2016	$9,638	$11,468	$10,556
11/30/2016	$9,292	$10,999	$10,307
12/31/2016	$9,410	$11,145	$10,321
1/31/2017	$9,604	$11,306	$10,341
2/28/2017	$9,745	$11,533	$10,411
3/31/2017	$9,891	$11,576	$10,405
4/30/2017	$9,966	$11,749	$10,486
5/31/2017	$10,055	$11,853	$10,566
6/30/2017	$10,058	$11,836	$10,556
7/31/2017	$10,189	$11,935	$10,601
8/31/2017	$10,323	$12,146	$10,696
9/30/2017	$10,285	$12,148	$10,645
10/31/2017	$10,167	$12,193	$10,652
11/30/2017	$10,306	$12,199	$10,638
12/31/2017	$10,420	$12,289	$10,687
1/31/2018	$10,711	$12,283	$10,564
2/28/2018	$10,600	$12,039	$10,464
3/31/2018	$10,686	$12,074	$10,531
4/30/2018	$10,442	$11,898	$10,452
5/31/2018	$10,071	$11,787	$10,527
6/30/2018	$9,839	$11,646	$10,514
7/31/2018	$9,988	$11,944	$10,516
8/31/2018	$9,769	$11,737	$10,584
9/30/2018	$9,948	$11,915	$10,516
10/31/2018	$9,710	$11,658	$10,433
11/30/2018	$9,633	$11,608	$10,495
12/31/2018	$9,737	$11,765	$10,688
1/31/2019	$10,207	$12,284	$10,801
2/28/2019	$10,334	$12,407	$10,795
3/31/2019	$10,462	$12,583	$11,002
4/30/2019	$10,508	$12,614	$11,005
5/31/2019	$10,532	$12,665	$11,201
6/30/2019	$10,909	$13,096	$11,341
7/31/2019	$11,060	$13,255	$11,366
8/31/2019	$11,023	$13,354	$11,661
9/30/2019	$11,005	$13,293	$11,599
10/31/2019	$11,070	$13,330	$11,634
11/30/2019	$11,029	$13,267	$11,628
12/31/2019	$11,286	$13,534	$11,620
1/31/2020	$11,457	$13,740	$11,843
2/29/2020	$11,351	$13,607	$12,056
3/31/2020	$9,546	$11,723	$11,985
4/30/2020	$9,826	$11,986	$12,198
5/31/2020	$10,496	$12,714	$12,255
6/30/2020	$10,884	$13,160	$12,332
7/31/2020	$11,251	$13,649	$12,517
8/31/2020	$11,355	$13,719	$12,416
9/30/2020	$11,113	$13,465	$12,409
10/31/2020	$11,107	$13,461	$12,353
11/30/2020	$11,611	$13,980	$12,475
12/31/2020	$11,849	$14,246	$12,492
1/31/2021	$11,709	$14,091	$12,402
2/28/2021	$11,434	$13,731	$12,223
3/31/2021	$11,295	$13,599	$12,071
4/30/2021	$11,539	$13,900	$12,166
5/31/2021	$11,671	$14,048	$12,206
6/30/2021	$11,734	$14,151	$12,291
7/31/2021	$11,774	$14,210	$12,429
8/31/2021	$11,881	$14,349	$12,405
9/30/2021	$11,600	$14,052	$12,298
10/31/2021	$11,617	$14,055	$12,294
11/30/2021	$11,336	$13,797	$12,331
12/31/2021	$11,516	$13,990	$12,299
1/31/2022	$11,184	$13,592	$12,034
2/28/2022	$10,571	$12,702	$11,900
3/31/2022	$10,565	$12,588	$11,569
4/30/2022	$9,947	$11,884	$11,130
5/31/2022	$9,984	$11,887	$11,202
6/30/2022	$9,332	$11,149	$11,026
7/31/2022	$9,631	$11,471	$11,296
8/31/2022	$9,550	$11,363	$10,977
9/30/2022	$8,918	$10,639	$10,502
10/31/2022	$8,909	$10,656	$10,366
11/30/2022	$9,628	$11,465	$10,748
12/31/2022	$9,693	$11,502	$10,699
1/31/2023	$10,000	$11,866	$11,028
2/28/2023	$9,746	$11,604	$10,743
3/31/2023	$9,834	$11,716	$11,016
4/30/2023	$9,898	$11,778	$11,083
5/31/2023	$9,813	$11,711	$10,962
6/30/2023	$10,004	$11,972	$10,923
7/31/2023	$10,226	$12,201	$10,915
8/31/2023	$10,047	$12,018	$10,846
9/30/2023	$9,790	$11,705	$10,570
10/31/2023	$9,636	$11,546	$10,403
11/30/2023	$10,194	$12,200	$10,874
12/31/2023	$10,702	$12,778	$11,291
1/31/2024	$10,571	$12,647	$11,260
2/29/2024	$10,696	$12,771	$11,100
3/31/2024	$10,902	$13,038	$11,203
4/30/2024	$10,720	$12,767	$10,920
5/31/2024	$10,902	$12,997	$11,105
6/30/2024	$10,930	$13,077	$11,210
7/31/2024	$11,141	$13,322	$11,472
8/31/2024	$11,406	$13,630	$11,637
9/30/2024	$11,621	$13,882	$11,793
10/31/2024	$11,446	$13,644	$11,500
11/30/2024	$11,583	$13,806	$11,622
12/31/2024	$11,466	$13,613	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	7.13%	0.32%	1.60%
Class A with sales charge	4.62%	(0.13%)	1.38%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8-A

02/25

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.47%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,829	$10,093	$10,210
2/28/2015	$9,864	$10,179	$10,114
3/31/2015	$9,706	$10,201	$10,161
4/30/2015	$9,932	$10,368	$10,124
5/31/2015	$9,774	$10,328	$10,100
6/30/2015	$9,704	$10,167	$9,990
7/31/2015	$9,392	$10,217	$10,059
8/31/2015	$9,131	$10,124	$10,045
9/30/2015	$8,990	$9,993	$10,113
10/31/2015	$9,162	$10,267	$10,114
11/30/2015	$9,093	$10,261	$10,088
12/31/2015	$9,056	$10,118	$10,055
1/31/2016	$8,847	$10,100	$10,193
2/29/2016	$8,793	$10,292	$10,266
3/31/2016	$9,413	$10,628	$10,360
4/30/2016	$9,595	$10,817	$10,400
5/31/2016	$9,292	$10,797	$10,402
6/30/2016	$9,564	$11,162	$10,589
7/31/2016	$9,599	$11,363	$10,656
8/31/2016	$9,640	$11,566	$10,644
9/30/2016	$9,768	$11,613	$10,638
10/31/2016	$9,751	$11,468	$10,556
11/30/2016	$9,397	$10,999	$10,307
12/31/2016	$9,512	$11,145	$10,321
1/31/2017	$9,702	$11,306	$10,341
2/28/2017	$9,839	$11,533	$10,411
3/31/2017	$9,980	$11,576	$10,405
4/30/2017	$10,051	$11,749	$10,486
5/31/2017	$10,135	$11,853	$10,566
6/30/2017	$10,134	$11,836	$10,556
7/31/2017	$10,261	$11,935	$10,601
8/31/2017	$10,389	$12,146	$10,696
9/30/2017	$10,346	$12,148	$10,645
10/31/2017	$10,223	$12,193	$10,652
11/30/2017	$10,357	$12,199	$10,638
12/31/2017	$10,465	$12,289	$10,687
1/31/2018	$10,752	$12,283	$10,564
2/28/2018	$10,635	$12,039	$10,464
3/31/2018	$10,716	$12,074	$10,531
4/30/2018	$10,467	$11,898	$10,452
5/31/2018	$10,093	$11,787	$10,527
6/30/2018	$9,877	$11,646	$10,514
7/31/2018	$10,000	$11,944	$10,516
8/31/2018	$9,777	$11,737	$10,584
9/30/2018	$9,951	$11,915	$10,516
10/31/2018	$9,709	$11,658	$10,433
11/30/2018	$9,628	$11,608	$10,495
12/31/2018	$9,726	$11,765	$10,688
1/31/2019	$10,188	$12,284	$10,801
2/28/2019	$10,310	$12,407	$10,795
3/31/2019	$10,431	$12,583	$11,002
4/30/2019	$10,472	$12,614	$11,005
5/31/2019	$10,490	$12,665	$11,201
6/30/2019	$10,879	$13,096	$11,341
7/31/2019	$11,002	$13,255	$11,366
8/31/2019	$10,960	$13,354	$11,661
9/30/2019	$10,937	$13,293	$11,599
10/31/2019	$10,996	$13,330	$11,634
11/30/2019	$10,950	$13,267	$11,628
12/31/2019	$11,218	$13,534	$11,620
1/31/2020	$11,361	$13,740	$11,843
2/29/2020	$11,251	$13,607	$12,056
3/31/2020	$9,467	$11,723	$11,985
4/30/2020	$9,738	$11,986	$12,198
5/31/2020	$10,392	$12,714	$12,255
6/30/2020	$10,768	$13,160	$12,332
7/31/2020	$11,124	$13,649	$12,517
8/31/2020	$11,220	$13,719	$12,416
9/30/2020	$10,977	$13,465	$12,409
10/31/2020	$10,987	$13,461	$12,353
11/30/2020	$11,455	$13,980	$12,475
12/31/2020	$11,681	$14,246	$12,492
1/31/2021	$11,538	$14,091	$12,402
2/28/2021	$11,264	$13,731	$12,223
3/31/2021	$11,121	$13,599	$12,071
4/30/2021	$11,354	$13,900	$12,166
5/31/2021	$11,478	$14,048	$12,206
6/30/2021	$11,533	$14,151	$12,291
7/31/2021	$11,566	$14,210	$12,429
8/31/2021	$11,665	$14,349	$12,405
9/30/2021	$11,384	$14,052	$12,298
10/31/2021	$11,395	$14,055	$12,294
11/30/2021	$11,114	$13,797	$12,331
12/31/2021	$11,283	$13,990	$12,299
1/31/2022	$10,954	$13,592	$12,034
2/28/2022	$10,352	$12,702	$11,900
3/31/2022	$10,341	$12,588	$11,569
4/30/2022	$9,735	$11,884	$11,130
5/31/2022	$9,743	$11,887	$11,202
6/30/2022	$9,106	$11,149	$11,026
7/31/2022	$9,391	$11,471	$11,296
8/31/2022	$9,307	$11,363	$10,977
9/30/2022	$8,689	$10,639	$10,502
10/31/2022	$8,699	$10,656	$10,366
11/30/2022	$9,392	$11,465	$10,748
12/31/2022	$9,449	$11,502	$10,699
1/31/2023	$9,742	$11,866	$11,028
2/28/2023	$9,491	$11,604	$10,743
3/31/2023	$9,547	$11,716	$11,016
4/30/2023	$9,604	$11,778	$11,083
5/31/2023	$9,541	$11,711	$10,962
6/30/2023	$9,720	$11,972	$10,923
7/31/2023	$9,905	$12,201	$10,915
8/31/2023	$9,728	$12,018	$10,846
9/30/2023	$9,475	$11,705	$10,570
10/31/2023	$9,347	$11,546	$10,403
11/30/2023	$9,879	$12,200	$10,874
12/31/2023	$10,363	$12,778	$11,291
1/31/2024	$10,232	$12,647	$11,260
2/29/2024	$10,322	$12,771	$11,100
3/31/2024	$10,541	$13,038	$11,203
4/30/2024	$10,360	$12,767	$10,920
5/31/2024	$10,505	$12,997	$11,105
6/30/2024	$10,551	$13,077	$11,210
7/31/2024	$10,723	$13,322	$11,472
8/31/2024	$10,972	$13,630	$11,637
9/30/2024	$11,198	$13,882	$11,793
10/31/2024	$11,025	$13,644	$11,500
11/30/2024	$11,151	$13,806	$11,622
12/31/2024	$11,034	$13,613	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.47%	(0.33%)	0.99%
Class C with sales charge	5.47%	(0.33%)	0.99%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-664-C

02/25

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.34%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,816	$10,093	$10,210
2/28/2015	$9,875	$10,179	$10,114
3/31/2015	$9,704	$10,201	$10,161
4/30/2015	$9,937	$10,368	$10,124
5/31/2015	$9,801	$10,328	$10,100
6/30/2015	$9,736	$10,167	$9,990
7/31/2015	$9,426	$10,217	$10,059
8/31/2015	$9,168	$10,124	$10,045
9/30/2015	$9,031	$9,993	$10,113
10/31/2015	$9,193	$10,267	$10,114
11/30/2015	$9,146	$10,261	$10,088
12/31/2015	$9,114	$10,118	$10,055
1/31/2016	$8,907	$10,100	$10,193
2/29/2016	$8,857	$10,292	$10,266
3/31/2016	$9,492	$10,628	$10,360
4/30/2016	$9,682	$10,817	$10,400
5/31/2016	$9,380	$10,797	$10,402
6/30/2016	$9,660	$11,162	$10,589
7/31/2016	$9,702	$11,363	$10,656
8/31/2016	$9,749	$11,566	$10,644
9/30/2016	$9,885	$11,613	$10,638
10/31/2016	$9,874	$11,468	$10,556
11/30/2016	$9,501	$10,999	$10,307
12/31/2016	$9,641	$11,145	$10,321
1/31/2017	$9,822	$11,306	$10,341
2/28/2017	$9,986	$11,533	$10,411
3/31/2017	$10,136	$11,576	$10,405
4/30/2017	$10,195	$11,749	$10,486
5/31/2017	$10,306	$11,853	$10,566
6/30/2017	$10,310	$11,836	$10,556
7/31/2017	$10,445	$11,935	$10,601
8/31/2017	$10,583	$12,146	$10,696
9/30/2017	$10,525	$12,148	$10,645
10/31/2017	$10,425	$12,193	$10,652
11/30/2017	$10,567	$12,199	$10,638
12/31/2017	$10,685	$12,289	$10,687
1/31/2018	$10,966	$12,283	$10,564
2/28/2018	$10,872	$12,039	$10,464
3/31/2018	$10,961	$12,074	$10,531
4/30/2018	$10,711	$11,898	$10,452
5/31/2018	$10,312	$11,787	$10,527
6/30/2018	$10,095	$11,646	$10,514
7/31/2018	$10,228	$11,944	$10,516
8/31/2018	$10,023	$11,737	$10,584
9/30/2018	$10,211	$11,915	$10,516
10/31/2018	$9,967	$11,658	$10,433
11/30/2018	$9,890	$11,608	$10,495
12/31/2018	$9,998	$11,765	$10,688
1/31/2019	$10,481	$12,284	$10,801
2/28/2019	$10,613	$12,407	$10,795
3/31/2019	$10,746	$12,583	$11,002
4/30/2019	$10,795	$12,614	$11,005
5/31/2019	$10,821	$12,665	$11,201
6/30/2019	$11,210	$13,096	$11,341
7/31/2019	$11,366	$13,255	$11,366
8/31/2019	$11,308	$13,354	$11,661
9/30/2019	$11,312	$13,293	$11,599
10/31/2019	$11,381	$13,330	$11,634
11/30/2019	$11,318	$13,267	$11,628
12/31/2019	$11,605	$13,534	$11,620
1/31/2020	$11,784	$13,740	$11,843
2/29/2020	$11,655	$13,607	$12,056
3/31/2020	$9,822	$11,723	$11,985
4/30/2020	$10,111	$11,986	$12,198
5/31/2020	$10,802	$12,714	$12,255
6/30/2020	$11,202	$13,160	$12,332
7/31/2020	$11,582	$13,649	$12,517
8/31/2020	$11,691	$13,719	$12,416
9/30/2020	$11,443	$13,465	$12,409
10/31/2020	$11,461	$13,461	$12,353
11/30/2020	$11,959	$13,980	$12,475
12/31/2020	$12,205	$14,246	$12,492
1/31/2021	$12,062	$14,091	$12,402
2/28/2021	$11,781	$13,731	$12,223
3/31/2021	$11,639	$13,599	$12,071
4/30/2021	$11,892	$13,900	$12,166
5/31/2021	$12,030	$14,048	$12,206
6/30/2021	$12,097	$14,151	$12,291
7/31/2021	$12,141	$14,210	$12,429
8/31/2021	$12,253	$14,349	$12,405
9/30/2021	$11,989	$14,052	$12,298
10/31/2021	$11,985	$14,055	$12,294
11/30/2021	$11,696	$13,797	$12,331
12/31/2021	$11,884	$13,990	$12,299
1/31/2022	$11,567	$13,592	$12,034
2/28/2022	$10,936	$12,702	$11,900
3/31/2022	$10,908	$12,588	$11,569
4/30/2022	$10,272	$11,884	$11,130
5/31/2022	$10,312	$11,887	$11,202
6/30/2022	$9,640	$11,149	$11,026
7/31/2022	$9,951	$11,471	$11,296
8/31/2022	$9,869	$11,363	$10,977
9/30/2022	$9,217	$10,639	$10,502
10/31/2022	$9,234	$10,656	$10,366
11/30/2022	$9,979	$11,465	$10,748
12/31/2022	$10,048	$11,502	$10,699
1/31/2023	$10,368	$11,866	$11,028
2/28/2023	$10,106	$11,604	$10,743
3/31/2023	$10,174	$11,716	$11,016
4/30/2023	$10,241	$11,778	$11,083
5/31/2023	$10,181	$11,711	$10,962
6/30/2023	$10,380	$11,972	$10,923
7/31/2023	$10,586	$12,201	$10,915
8/31/2023	$10,403	$12,018	$10,846
9/30/2023	$10,138	$11,705	$10,570
10/31/2023	$10,006	$11,546	$10,403
11/30/2023	$10,586	$12,200	$10,874
12/31/2023	$11,115	$12,778	$11,291
1/31/2024	$10,954	$12,647	$11,260
2/29/2024	$11,085	$12,771	$11,100
3/31/2024	$11,328	$13,038	$11,203
4/30/2024	$11,140	$12,767	$10,920
5/31/2024	$11,305	$12,997	$11,105
6/30/2024	$11,362	$13,077	$11,210
7/31/2024	$11,556	$13,322	$11,472
8/31/2024	$11,833	$13,630	$11,637
9/30/2024	$12,058	$13,882	$11,793
10/31/2024	$11,906	$13,644	$11,500
11/30/2024	$12,023	$13,806	$11,622
12/31/2024	$11,931	$13,613	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	7.34%	0.56%	1.78%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1007-F

02/25

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,135	$10,051
5/31/2017	$10,165	$10,224	$10,128
6/30/2017	$10,170	$10,210	$10,118
7/31/2017	$10,305	$10,296	$10,162
8/31/2017	$10,441	$10,478	$10,253
9/30/2017	$10,404	$10,479	$10,204
10/31/2017	$10,287	$10,518	$10,210
11/30/2017	$10,428	$10,523	$10,197
12/31/2017	$10,545	$10,600	$10,244
1/31/2018	$10,843	$10,596	$10,126
2/28/2018	$10,731	$10,385	$10,030
3/31/2018	$10,820	$10,415	$10,094
4/30/2018	$10,574	$10,264	$10,019
5/31/2018	$10,200	$10,167	$10,091
6/30/2018	$9,986	$10,046	$10,078
7/31/2018	$10,119	$10,303	$10,080
8/31/2018	$9,918	$10,125	$10,145
9/30/2018	$10,103	$10,278	$10,080
10/31/2018	$9,862	$10,056	$10,000
11/30/2018	$9,765	$10,014	$10,060
12/31/2018	$9,893	$10,149	$10,245
1/31/2019	$10,351	$10,597	$10,354
2/28/2019	$10,482	$10,702	$10,348
3/31/2019	$10,635	$10,854	$10,546
4/30/2019	$10,663	$10,881	$10,549
5/31/2019	$10,689	$10,926	$10,736
6/30/2019	$11,095	$11,297	$10,871
7/31/2019	$11,229	$11,434	$10,895
8/31/2019	$11,193	$11,519	$11,177
9/30/2019	$11,177	$11,467	$11,118
10/31/2019	$11,266	$11,499	$11,151
11/30/2019	$11,205	$11,444	$11,146
12/31/2019	$11,490	$11,675	$11,138
1/31/2020	$11,645	$11,853	$11,352
2/29/2020	$11,539	$11,738	$11,557
3/31/2020	$9,724	$10,112	$11,489
4/30/2020	$10,011	$10,340	$11,693
5/31/2020	$10,673	$10,967	$11,747
6/30/2020	$11,070	$11,352	$11,821
7/31/2020	$11,446	$11,774	$11,998
8/31/2020	$11,555	$11,834	$11,901
9/30/2020	$11,310	$11,615	$11,894
10/31/2020	$11,328	$11,612	$11,841
11/30/2020	$11,822	$12,060	$11,958
12/31/2020	$12,066	$12,289	$11,974
1/31/2021	$11,924	$12,155	$11,888
2/28/2021	$11,646	$11,845	$11,716
3/31/2021	$11,506	$11,731	$11,570
4/30/2021	$11,757	$11,991	$11,662
5/31/2021	$11,894	$12,118	$11,700
6/30/2021	$11,960	$12,207	$11,782
7/31/2021	$12,002	$12,258	$11,914
8/31/2021	$12,114	$12,378	$11,891
9/30/2021	$11,829	$12,121	$11,788
10/31/2021	$11,848	$12,124	$11,785
11/30/2021	$11,562	$11,901	$11,820
12/31/2021	$11,748	$12,068	$11,789
1/31/2022	$11,435	$11,725	$11,535
2/28/2022	$10,810	$10,957	$11,407
3/31/2022	$10,781	$10,859	$11,090
4/30/2022	$10,151	$10,252	$10,669
5/31/2022	$10,191	$10,254	$10,738
6/30/2022	$9,526	$9,617	$10,569
7/31/2022	$9,833	$9,895	$10,828
8/31/2022	$9,752	$9,802	$10,522
9/30/2022	$9,106	$9,178	$10,067
10/31/2022	$9,123	$9,192	$9,937
11/30/2022	$9,862	$9,890	$10,302
12/31/2022	$9,929	$9,922	$10,256
1/31/2023	$10,247	$10,236	$10,571
2/28/2023	$9,987	$10,010	$10,298
3/31/2023	$10,054	$10,107	$10,559
4/30/2023	$10,121	$10,160	$10,623
5/31/2023	$10,061	$10,102	$10,508
6/30/2023	$10,259	$10,328	$10,470
7/31/2023	$10,462	$10,525	$10,463
8/31/2023	$10,281	$10,367	$10,396
9/30/2023	$10,018	$10,097	$10,132
10/31/2023	$9,888	$9,960	$9,972
11/30/2023	$10,436	$10,524	$10,424
12/31/2023	$10,986	$11,022	$10,823
1/31/2024	$10,827	$10,910	$10,793
2/29/2024	$10,957	$11,016	$10,640
3/31/2024	$11,198	$11,247	$10,739
4/30/2024	$11,011	$11,013	$10,467
5/31/2024	$11,174	$11,212	$10,645
6/30/2024	$11,231	$11,281	$10,746
7/31/2024	$11,423	$11,492	$10,997
8/31/2024	$11,698	$11,758	$11,155
9/30/2024	$11,920	$11,975	$11,304
10/31/2024	$11,770	$11,769	$11,024
11/30/2024	$11,886	$11,909	$11,140
12/31/2024	$11,795	$11,743	$10,958

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.36%	0.53%	2.15%
JPM EMBI Global Diversified Index	6.54%	0.12%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8955-F3

02/25

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.35%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,817	$10,093	$10,210
2/28/2015	$9,876	$10,179	$10,114
3/31/2015	$9,722	$10,201	$10,161
4/30/2015	$9,957	$10,368	$10,124
5/31/2015	$9,804	$10,328	$10,100
6/30/2015	$9,740	$10,167	$9,990
7/31/2015	$9,430	$10,217	$10,059
8/31/2015	$9,172	$10,124	$10,045
9/30/2015	$9,036	$9,993	$10,113
10/31/2015	$9,216	$10,267	$10,114
11/30/2015	$9,152	$10,261	$10,088
12/31/2015	$9,121	$10,118	$10,055
1/31/2016	$8,914	$10,100	$10,193
2/29/2016	$8,865	$10,292	$10,266
3/31/2016	$9,502	$10,628	$10,360
4/30/2016	$9,693	$10,817	$10,400
5/31/2016	$9,391	$10,797	$10,402
6/30/2016	$9,674	$11,162	$10,589
7/31/2016	$9,716	$11,363	$10,656
8/31/2016	$9,764	$11,566	$10,644
9/30/2016	$9,901	$11,613	$10,638
10/31/2016	$9,891	$11,468	$10,556
11/30/2016	$9,535	$10,999	$10,307
12/31/2016	$9,659	$11,145	$10,321
1/31/2017	$9,841	$11,306	$10,341
2/28/2017	$10,006	$11,533	$10,411
3/31/2017	$10,158	$11,576	$10,405
4/30/2017	$10,237	$11,749	$10,486
5/31/2017	$10,330	$11,853	$10,566
6/30/2017	$10,335	$11,836	$10,556
7/31/2017	$10,472	$11,935	$10,601
8/31/2017	$10,611	$12,146	$10,696
9/30/2017	$10,574	$12,148	$10,645
10/31/2017	$10,454	$12,193	$10,652
11/30/2017	$10,598	$12,199	$10,638
12/31/2017	$10,718	$12,289	$10,687
1/31/2018	$11,020	$12,283	$10,564
2/28/2018	$10,907	$12,039	$10,464
3/31/2018	$10,997	$12,074	$10,531
4/30/2018	$10,747	$11,898	$10,452
5/31/2018	$10,367	$11,787	$10,527
6/30/2018	$10,150	$11,646	$10,514
7/31/2018	$10,285	$11,944	$10,516
8/31/2018	$10,080	$11,737	$10,584
9/30/2018	$10,267	$11,915	$10,516
10/31/2018	$10,023	$11,658	$10,433
11/30/2018	$9,924	$11,608	$10,495
12/31/2018	$10,054	$11,765	$10,688
1/31/2019	$10,520	$12,284	$10,801
2/28/2019	$10,653	$12,407	$10,795
3/31/2019	$10,808	$12,583	$11,002
4/30/2019	$10,836	$12,614	$11,005
5/31/2019	$10,863	$12,665	$11,201
6/30/2019	$11,276	$13,096	$11,341
7/31/2019	$11,411	$13,255	$11,366
8/31/2019	$11,375	$13,354	$11,661
9/30/2019	$11,358	$13,293	$11,599
10/31/2019	$11,428	$13,330	$11,634
11/30/2019	$11,387	$13,267	$11,628
12/31/2019	$11,654	$13,534	$11,620
1/31/2020	$11,834	$13,740	$11,843
2/29/2020	$11,726	$13,607	$12,056
3/31/2020	$9,881	$11,723	$11,985
4/30/2020	$10,173	$11,986	$12,198
5/31/2020	$10,845	$12,714	$12,255
6/30/2020	$11,249	$13,160	$12,332
7/31/2020	$11,631	$13,649	$12,517
8/31/2020	$11,741	$13,719	$12,416
9/30/2020	$11,492	$13,465	$12,409
10/31/2020	$11,511	$13,461	$12,353
11/30/2020	$12,012	$13,980	$12,475
12/31/2020	$12,260	$14,246	$12,492
1/31/2021	$12,116	$14,091	$12,402
2/28/2021	$11,834	$13,731	$12,223
3/31/2021	$11,691	$13,599	$12,071
4/30/2021	$11,946	$13,900	$12,166
5/31/2021	$12,085	$14,048	$12,206
6/30/2021	$12,153	$14,151	$12,291
7/31/2021	$12,196	$14,210	$12,429
8/31/2021	$12,309	$14,349	$12,405
9/30/2021	$12,019	$14,052	$12,298
10/31/2021	$12,039	$14,055	$12,294
11/30/2021	$11,749	$13,797	$12,331
12/31/2021	$11,938	$13,990	$12,299
1/31/2022	$11,619	$13,592	$12,034
2/28/2022	$10,984	$12,702	$11,900
3/31/2022	$10,955	$12,588	$11,569
4/30/2022	$10,314	$11,884	$11,130
5/31/2022	$10,355	$11,887	$11,202
6/30/2022	$9,679	$11,149	$11,026
7/31/2022	$9,991	$11,471	$11,296
8/31/2022	$9,908	$11,363	$10,977
9/30/2022	$9,252	$10,639	$10,502
10/31/2022	$9,269	$10,656	$10,366
11/30/2022	$10,019	$11,465	$10,748
12/31/2022	$10,088	$11,502	$10,699
1/31/2023	$10,410	$11,866	$11,028
2/28/2023	$10,147	$11,604	$10,743
3/31/2023	$10,215	$11,716	$11,016
4/30/2023	$10,282	$11,778	$11,083
5/31/2023	$10,222	$11,711	$10,962
6/30/2023	$10,422	$11,972	$10,923
7/31/2023	$10,629	$12,201	$10,915
8/31/2023	$10,445	$12,018	$10,846
9/30/2023	$10,178	$11,705	$10,570
10/31/2023	$10,045	$11,546	$10,403
11/30/2023	$10,629	$12,200	$10,874
12/31/2023	$11,161	$12,778	$11,291
1/31/2024	$10,999	$12,647	$11,260
2/29/2024	$11,131	$12,771	$11,100
3/31/2024	$11,375	$13,038	$11,203
4/30/2024	$11,186	$12,767	$10,920
5/31/2024	$11,352	$12,997	$11,105
6/30/2024	$11,409	$13,077	$11,210
7/31/2024	$11,604	$13,322	$11,472
8/31/2024	$11,883	$13,630	$11,637
9/30/2024	$12,109	$13,882	$11,793
10/31/2024	$11,956	$13,644	$11,500
11/30/2024	$12,074	$13,806	$11,622
12/31/2024	$11,981	$13,613	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	7.35%	0.55%	1.82%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1424-I

02/25

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.81%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,813	$10,093	$10,210
2/28/2015	$9,868	$10,179	$10,114
3/31/2015	$9,694	$10,201	$10,161
4/30/2015	$9,924	$10,368	$10,124
5/31/2015	$9,785	$10,328	$10,100
6/30/2015	$9,717	$10,167	$9,990
7/31/2015	$9,404	$10,217	$10,059
8/31/2015	$9,143	$10,124	$10,045
9/30/2015	$9,003	$9,993	$10,113
10/31/2015	$9,161	$10,267	$10,114
11/30/2015	$9,111	$10,261	$10,088
12/31/2015	$9,076	$10,118	$10,055
1/31/2016	$8,867	$10,100	$10,193
2/29/2016	$8,815	$10,292	$10,266
3/31/2016	$9,445	$10,628	$10,360
4/30/2016	$9,631	$10,817	$10,400
5/31/2016	$9,327	$10,797	$10,402
6/30/2016	$9,604	$11,162	$10,589
7/31/2016	$9,642	$11,363	$10,656
8/31/2016	$9,686	$11,566	$10,644
9/30/2016	$9,818	$11,613	$10,638
10/31/2016	$9,803	$11,468	$10,556
11/30/2016	$9,447	$10,999	$10,307
12/31/2016	$9,565	$11,145	$10,321
1/31/2017	$9,742	$11,306	$10,341
2/28/2017	$9,901	$11,533	$10,411
3/31/2017	$10,048	$11,576	$10,405
4/30/2017	$10,103	$11,749	$10,486
5/31/2017	$10,210	$11,853	$10,566
6/30/2017	$10,211	$11,836	$10,556
7/31/2017	$10,342	$11,935	$10,601
8/31/2017	$10,475	$12,146	$10,696
9/30/2017	$10,414	$12,148	$10,645
10/31/2017	$10,311	$12,193	$10,652
11/30/2017	$10,449	$12,199	$10,638
12/31/2017	$10,562	$12,289	$10,687
1/31/2018	$10,836	$12,283	$10,564
2/28/2018	$10,740	$12,039	$10,464
3/31/2018	$10,824	$12,074	$10,531
4/30/2018	$10,574	$11,898	$10,452
5/31/2018	$10,196	$11,787	$10,527
6/30/2018	$9,957	$11,646	$10,514
7/31/2018	$10,106	$11,944	$10,516
8/31/2018	$9,881	$11,737	$10,584
9/30/2018	$10,060	$11,915	$10,516
10/31/2018	$9,816	$11,658	$10,433
11/30/2018	$9,736	$11,608	$10,495
12/31/2018	$9,838	$11,765	$10,688
1/31/2019	$10,312	$12,284	$10,801
2/28/2019	$10,438	$12,407	$10,795
3/31/2019	$10,564	$12,583	$11,002
4/30/2019	$10,609	$12,614	$11,005
5/31/2019	$10,630	$12,665	$11,201
6/30/2019	$11,009	$13,096	$11,341
7/31/2019	$11,158	$13,255	$11,366
8/31/2019	$11,118	$13,354	$11,661
9/30/2019	$11,097	$13,293	$11,599
10/31/2019	$11,160	$13,330	$11,634
11/30/2019	$11,116	$13,267	$11,628
12/31/2019	$11,372	$13,534	$11,620
1/31/2020	$11,542	$13,740	$11,843
2/29/2020	$11,433	$13,607	$12,056
3/31/2020	$9,630	$11,723	$11,985
4/30/2020	$9,910	$11,986	$12,198
5/31/2020	$10,561	$12,714	$12,255
6/30/2020	$10,949	$13,160	$12,332
7/31/2020	$11,316	$13,649	$12,517
8/31/2020	$11,419	$13,719	$12,416
9/30/2020	$11,172	$13,465	$12,409
10/31/2020	$11,185	$13,461	$12,353
11/30/2020	$11,668	$13,980	$12,475
12/31/2020	$11,904	$14,246	$12,492
1/31/2021	$11,759	$14,091	$12,402
2/28/2021	$11,481	$13,731	$12,223
3/31/2021	$11,338	$13,599	$12,071
4/30/2021	$11,580	$13,900	$12,166
5/31/2021	$11,710	$14,048	$12,206
6/30/2021	$11,771	$14,151	$12,291
7/31/2021	$11,808	$14,210	$12,429
8/31/2021	$11,912	$14,349	$12,405
9/30/2021	$11,627	$14,052	$12,298
10/31/2021	$11,641	$14,055	$12,294
11/30/2021	$11,355	$13,797	$12,331
12/31/2021	$11,533	$13,990	$12,299
1/31/2022	$11,220	$13,592	$12,034
2/28/2022	$10,603	$12,702	$11,900
3/31/2022	$10,570	$12,588	$11,569
4/30/2022	$9,948	$11,884	$11,130
5/31/2022	$9,983	$11,887	$11,202
6/30/2022	$9,327	$11,149	$11,026
7/31/2022	$9,624	$11,471	$11,296
8/31/2022	$9,541	$11,363	$10,977
9/30/2022	$8,905	$10,639	$10,502
10/31/2022	$8,918	$10,656	$10,366
11/30/2022	$9,636	$11,465	$10,748
12/31/2022	$9,697	$11,502	$10,699
1/31/2023	$10,003	$11,866	$11,028
2/28/2023	$9,746	$11,604	$10,743
3/31/2023	$9,807	$11,716	$11,016
4/30/2023	$9,868	$11,778	$11,083
5/31/2023	$9,806	$11,711	$10,962
6/30/2023	$9,994	$11,972	$10,923
7/31/2023	$10,188	$12,201	$10,915
8/31/2023	$10,007	$12,018	$10,846
9/30/2023	$9,747	$11,705	$10,570
10/31/2023	$9,616	$11,546	$10,403
11/30/2023	$10,146	$12,200	$10,874
12/31/2023	$10,676	$12,778	$11,291
1/31/2024	$10,517	$12,647	$11,260
2/29/2024	$10,639	$12,771	$11,100
3/31/2024	$10,868	$13,038	$11,203
4/30/2024	$10,682	$12,767	$10,920
5/31/2024	$10,836	$12,997	$11,105
6/30/2024	$10,886	$13,077	$11,210
7/31/2024	$11,067	$13,322	$11,472
8/31/2024	$11,329	$13,630	$11,637
9/30/2024	$11,540	$13,882	$11,793
10/31/2024	$11,389	$13,644	$11,500
11/30/2024	$11,496	$13,806	$11,622
12/31/2024	$11,403	$13,613	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.81%	0.06%	1.32%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-2051-R3

02/25

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	1.04%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.08%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,681	$10,049	$10,070
8/31/2015	$9,415	$9,958	$10,055
9/30/2015	$9,273	$9,829	$10,123
10/31/2015	$9,457	$10,099	$10,125
11/30/2015	$9,390	$10,093	$10,098
12/31/2015	$9,356	$9,953	$10,065
1/31/2016	$9,143	$9,934	$10,204
2/29/2016	$9,091	$10,124	$10,276
3/31/2016	$9,741	$10,454	$10,371
4/30/2016	$9,935	$10,639	$10,410
5/31/2016	$9,624	$10,620	$10,413
6/30/2016	$9,911	$10,979	$10,600
7/31/2016	$9,953	$11,176	$10,667
8/31/2016	$10,000	$11,376	$10,655
9/30/2016	$10,139	$11,422	$10,649
10/31/2016	$10,126	$11,280	$10,567
11/30/2016	$9,762	$10,819	$10,317
12/31/2016	$9,886	$10,963	$10,332
1/31/2017	$10,071	$11,121	$10,352
2/28/2017	$10,237	$11,344	$10,422
3/31/2017	$10,390	$11,387	$10,416
4/30/2017	$10,468	$11,556	$10,497
5/31/2017	$10,561	$11,658	$10,577
6/30/2017	$10,564	$11,642	$10,567
7/31/2017	$10,702	$11,739	$10,612
8/31/2017	$10,842	$11,947	$10,707
9/30/2017	$10,801	$11,949	$10,656
10/31/2017	$10,677	$11,993	$10,663
11/30/2017	$10,822	$11,999	$10,649
12/31/2017	$10,941	$12,087	$10,698
1/31/2018	$11,247	$12,082	$10,575
2/28/2018	$11,129	$11,842	$10,474
3/31/2018	$11,219	$11,876	$10,542
4/30/2018	$10,962	$11,703	$10,463
5/31/2018	$10,552	$11,593	$10,538
6/30/2018	$10,329	$11,455	$10,525
7/31/2018	$10,485	$11,748	$10,527
8/31/2018	$10,254	$11,545	$10,595
9/30/2018	$10,442	$11,719	$10,527
10/31/2018	$10,191	$11,467	$10,444
11/30/2018	$10,110	$11,418	$10,506
12/31/2018	$10,219	$11,572	$10,699
1/31/2019	$10,711	$12,083	$10,813
2/28/2019	$10,845	$12,203	$10,806
3/31/2019	$10,978	$12,377	$11,014
4/30/2019	$11,026	$12,407	$11,017
5/31/2019	$11,051	$12,458	$11,212
6/30/2019	$11,446	$12,881	$11,353
7/31/2019	$11,604	$13,038	$11,378
8/31/2019	$11,543	$13,135	$11,673
9/30/2019	$11,545	$13,075	$11,611
10/31/2019	$11,613	$13,112	$11,646
11/30/2019	$11,548	$13,050	$11,640
12/31/2019	$11,839	$13,312	$11,632
1/31/2020	$12,018	$13,515	$11,855
2/29/2020	$11,884	$13,384	$12,069
3/31/2020	$10,013	$11,531	$11,998
4/30/2020	$10,306	$11,790	$12,211
5/31/2020	$10,985	$12,505	$12,268
6/30/2020	$11,391	$12,945	$12,345
7/31/2020	$11,799	$13,425	$12,530
8/31/2020	$11,908	$13,494	$12,428
9/30/2020	$11,630	$13,244	$12,422
10/31/2020	$11,647	$13,240	$12,366
11/30/2020	$12,175	$13,751	$12,488
12/31/2020	$12,400	$14,012	$12,505
1/31/2021	$12,276	$13,860	$12,415
2/28/2021	$11,964	$13,506	$12,236
3/31/2021	$11,817	$13,376	$12,083
4/30/2021	$12,096	$13,673	$12,178
5/31/2021	$12,211	$13,818	$12,218
6/30/2021	$12,276	$13,919	$12,304
7/31/2021	$12,318	$13,977	$12,442
8/31/2021	$12,429	$14,114	$12,418
9/30/2021	$12,158	$13,822	$12,310
10/31/2021	$12,151	$13,825	$12,307
11/30/2021	$11,856	$13,571	$12,344
12/31/2021	$12,044	$13,761	$12,312
1/31/2022	$11,720	$13,369	$12,047
2/28/2022	$11,077	$12,494	$11,912
3/31/2022	$11,045	$12,382	$11,581
4/30/2022	$10,397	$11,689	$11,142
5/31/2022	$10,436	$11,692	$11,214
6/30/2022	$9,752	$10,966	$11,038
7/31/2022	$10,065	$11,283	$11,307
8/31/2022	$9,980	$11,176	$10,988
9/30/2022	$9,317	$10,465	$10,513
10/31/2022	$9,332	$10,481	$10,377
11/30/2022	$10,085	$11,277	$10,759
12/31/2022	$10,152	$11,314	$10,710
1/31/2023	$10,474	$11,672	$11,040
2/28/2023	$10,207	$11,414	$10,754
3/31/2023	$10,273	$11,524	$11,027
4/30/2023	$10,339	$11,585	$11,094
5/31/2023	$10,276	$11,519	$10,973
6/30/2023	$10,475	$11,776	$10,934
7/31/2023	$10,681	$12,001	$10,927
8/31/2023	$10,493	$11,821	$10,857
9/30/2023	$10,223	$11,513	$10,581
10/31/2023	$10,088	$11,357	$10,414
11/30/2023	$10,672	$12,000	$10,886
12/31/2023	$11,204	$12,568	$11,302
1/31/2024	$11,039	$12,440	$11,271
2/29/2024	$11,169	$12,562	$11,112
3/31/2024	$11,412	$12,824	$11,215
4/30/2024	$11,220	$12,558	$10,931
5/31/2024	$11,383	$12,784	$11,117
6/30/2024	$11,439	$12,863	$11,222
7/31/2024	$11,631	$13,103	$11,484
8/31/2024	$11,909	$13,407	$11,649
9/30/2024	$12,133	$13,655	$11,805
10/31/2024	$11,977	$13,420	$11,512
11/30/2024	$12,092	$13,580	$11,634
12/31/2024	$11,997	$13,390	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	7.08%	0.27%	1.93%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8703-R4

02/25

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,682	$10,049	$10,070
8/31/2015	$9,418	$9,958	$10,055
9/30/2015	$9,278	$9,829	$10,123
10/31/2015	$9,464	$10,099	$10,125
11/30/2015	$9,398	$10,093	$10,098
12/31/2015	$9,366	$9,953	$10,065
1/31/2016	$9,155	$9,934	$10,204
2/29/2016	$9,122	$10,124	$10,276
3/31/2016	$9,758	$10,454	$10,371
4/30/2016	$9,955	$10,639	$10,410
5/31/2016	$9,645	$10,620	$10,413
6/30/2016	$9,935	$10,979	$10,600
7/31/2016	$9,979	$11,176	$10,667
8/31/2016	$10,029	$11,376	$10,655
9/30/2016	$10,170	$11,422	$10,649
10/31/2016	$10,160	$11,280	$10,567
11/30/2016	$9,796	$10,819	$10,317
12/31/2016	$9,922	$10,963	$10,332
1/31/2017	$10,110	$11,121	$10,352
2/28/2017	$10,279	$11,344	$10,422
3/31/2017	$10,435	$11,387	$10,416
4/30/2017	$10,517	$11,556	$10,497
5/31/2017	$10,613	$11,658	$10,577
6/30/2017	$10,618	$11,642	$10,567
7/31/2017	$10,759	$11,739	$10,612
8/31/2017	$10,902	$11,947	$10,707
9/30/2017	$10,863	$11,949	$10,656
10/31/2017	$10,741	$11,993	$10,663
11/30/2017	$10,889	$11,999	$10,649
12/31/2017	$11,011	$12,087	$10,698
1/31/2018	$11,322	$12,082	$10,575
2/28/2018	$11,206	$11,842	$10,474
3/31/2018	$11,299	$11,876	$10,542
4/30/2018	$11,043	$11,703	$10,463
5/31/2018	$10,652	$11,593	$10,538
6/30/2018	$10,429	$11,455	$10,525
7/31/2018	$10,568	$11,748	$10,527
8/31/2018	$10,358	$11,545	$10,595
9/30/2018	$10,550	$11,719	$10,527
10/31/2018	$10,299	$11,467	$10,444
11/30/2018	$10,198	$11,418	$10,506
12/31/2018	$10,331	$11,572	$10,699
1/31/2019	$10,810	$12,083	$10,813
2/28/2019	$10,947	$12,203	$10,806
3/31/2019	$11,084	$12,377	$11,014
4/30/2019	$11,135	$12,407	$11,017
5/31/2019	$11,162	$12,458	$11,212
6/30/2019	$11,564	$12,881	$11,353
7/31/2019	$11,726	$13,038	$11,378
8/31/2019	$11,689	$13,135	$11,673
9/30/2019	$11,672	$13,075	$11,611
10/31/2019	$11,743	$13,112	$11,646
11/30/2019	$11,702	$13,050	$11,640
12/31/2019	$11,976	$13,312	$11,632
1/31/2020	$12,161	$13,515	$11,855
2/29/2020	$12,050	$13,384	$12,069
3/31/2020	$10,155	$11,531	$11,998
4/30/2020	$10,454	$11,790	$12,211
5/31/2020	$11,145	$12,505	$12,268
6/30/2020	$11,560	$12,945	$12,345
7/31/2020	$11,952	$13,425	$12,530
8/31/2020	$12,066	$13,494	$12,428
9/30/2020	$11,810	$13,244	$12,422
10/31/2020	$11,830	$13,240	$12,366
11/30/2020	$12,346	$13,751	$12,488
12/31/2020	$12,601	$14,012	$12,505
1/31/2021	$12,453	$13,860	$12,415
2/28/2021	$12,163	$13,506	$12,236
3/31/2021	$12,017	$13,376	$12,083
4/30/2021	$12,280	$13,673	$12,178
5/31/2021	$12,423	$13,818	$12,218
6/30/2021	$12,493	$13,919	$12,304
7/31/2021	$12,538	$13,977	$12,442
8/31/2021	$12,655	$14,114	$12,418
9/30/2021	$12,357	$13,822	$12,310
10/31/2021	$12,377	$13,825	$12,307
11/30/2021	$12,079	$13,571	$12,344
12/31/2021	$12,274	$13,761	$12,312
1/31/2022	$11,946	$13,369	$12,047
2/28/2022	$11,294	$12,494	$11,912
3/31/2022	$11,264	$12,382	$11,581
4/30/2022	$10,606	$11,689	$11,142
5/31/2022	$10,648	$11,692	$11,214
6/30/2022	$9,953	$10,966	$11,038
7/31/2022	$10,274	$11,283	$11,307
8/31/2022	$10,189	$11,176	$10,988
9/30/2022	$9,514	$10,465	$10,513
10/31/2022	$9,532	$10,481	$10,377
11/30/2022	$10,304	$11,277	$10,759
12/31/2022	$10,375	$11,314	$10,710
1/31/2023	$10,706	$11,672	$11,040
2/28/2023	$10,435	$11,414	$10,754
3/31/2023	$10,504	$11,524	$11,027
4/30/2023	$10,574	$11,585	$11,094
5/31/2023	$10,512	$11,519	$10,973
6/30/2023	$10,718	$11,776	$10,934
7/31/2023	$10,931	$12,001	$10,927
8/31/2023	$10,742	$11,821	$10,857
9/30/2023	$10,467	$11,513	$10,581
10/31/2023	$10,331	$11,357	$10,414
11/30/2023	$10,931	$12,000	$10,886
12/31/2023	$11,478	$12,568	$11,302
1/31/2024	$11,312	$12,440	$11,271
2/29/2024	$11,448	$12,562	$11,112
3/31/2024	$11,699	$12,824	$11,215
4/30/2024	$11,505	$12,558	$10,931
5/31/2024	$11,675	$12,784	$11,117
6/30/2024	$11,735	$12,863	$11,222
7/31/2024	$11,935	$13,103	$11,484
8/31/2024	$12,221	$13,407	$11,649
9/30/2024	$12,454	$13,655	$11,805
10/31/2024	$12,298	$13,420	$11,512
11/30/2024	$12,447	$13,580	$11,634
12/31/2024	$12,323	$13,390	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	7.36%	0.57%	2.22%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8735-R5

02/25

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.36%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 6.54% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to Latin America. Allocation to Asia.

Top detractors from performance: Allocation to Middle East. Allocation to Central & West Asia.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,683	$10,049	$10,070
8/31/2015	$9,419	$9,958	$10,055
9/30/2015	$9,280	$9,829	$10,123
10/31/2015	$9,467	$10,099	$10,125
11/30/2015	$9,402	$10,093	$10,098
12/31/2015	$9,371	$9,953	$10,065
1/31/2016	$9,160	$9,934	$10,204
2/29/2016	$9,129	$10,124	$10,276
3/31/2016	$9,766	$10,454	$10,371
4/30/2016	$9,964	$10,639	$10,410
5/31/2016	$9,654	$10,620	$10,413
6/30/2016	$9,946	$10,979	$10,600
7/31/2016	$9,991	$11,176	$10,667
8/31/2016	$10,041	$11,376	$10,655
9/30/2016	$10,183	$11,422	$10,649
10/31/2016	$10,173	$11,280	$10,567
11/30/2016	$9,809	$10,819	$10,317
12/31/2016	$9,937	$10,963	$10,332
1/31/2017	$10,145	$11,121	$10,352
2/28/2017	$10,295	$11,344	$10,422
3/31/2017	$10,452	$11,387	$10,416
4/30/2017	$10,533	$11,556	$10,497
5/31/2017	$10,629	$11,658	$10,577
6/30/2017	$10,634	$11,642	$10,567
7/31/2017	$10,776	$11,739	$10,612
8/31/2017	$10,919	$11,947	$10,707
9/30/2017	$10,880	$11,949	$10,656
10/31/2017	$10,757	$11,993	$10,663
11/30/2017	$10,906	$11,999	$10,649
12/31/2017	$11,029	$12,087	$10,698
1/31/2018	$11,340	$12,082	$10,575
2/28/2018	$11,224	$11,842	$10,474
3/31/2018	$11,317	$11,876	$10,542
4/30/2018	$11,060	$11,703	$10,463
5/31/2018	$10,669	$11,593	$10,538
6/30/2018	$10,445	$11,455	$10,525
7/31/2018	$10,584	$11,748	$10,527
8/31/2018	$10,374	$11,545	$10,595
9/30/2018	$10,567	$11,719	$10,527
10/31/2018	$10,316	$11,467	$10,444
11/30/2018	$10,214	$11,418	$10,506
12/31/2018	$10,348	$11,572	$10,699
1/31/2019	$10,828	$12,083	$10,813
2/28/2019	$10,986	$12,203	$10,806
3/31/2019	$11,124	$12,377	$11,014
4/30/2019	$11,175	$12,407	$11,017
5/31/2019	$11,181	$12,458	$11,212
6/30/2019	$11,606	$12,881	$11,353
7/31/2019	$11,746	$13,038	$11,378
8/31/2019	$11,709	$13,135	$11,673
9/30/2019	$11,691	$13,075	$11,611
10/31/2019	$11,785	$13,112	$11,646
11/30/2019	$11,721	$13,050	$11,640
12/31/2019	$12,019	$13,312	$11,632
1/31/2020	$12,181	$13,515	$11,855
2/29/2020	$12,070	$13,384	$12,069
3/31/2020	$10,172	$11,531	$11,998
4/30/2020	$10,472	$11,790	$12,211
5/31/2020	$11,164	$12,505	$12,268
6/30/2020	$11,580	$12,945	$12,345
7/31/2020	$11,996	$13,425	$12,530
8/31/2020	$12,110	$13,494	$12,428
9/30/2020	$11,830	$13,244	$12,422
10/31/2020	$11,850	$13,240	$12,366
11/30/2020	$12,390	$13,751	$12,488
12/31/2020	$12,621	$14,012	$12,505
1/31/2021	$12,497	$13,860	$12,415
2/28/2021	$12,183	$13,506	$12,236
3/31/2021	$12,036	$13,376	$12,083
4/30/2021	$12,322	$13,673	$12,178
5/31/2021	$12,441	$13,818	$12,218
6/30/2021	$12,511	$13,919	$12,304
7/31/2021	$12,556	$13,977	$12,442
8/31/2021	$12,673	$14,114	$12,418
9/30/2021	$12,399	$13,822	$12,310
10/31/2021	$12,395	$13,825	$12,307
11/30/2021	$12,096	$13,571	$12,344
12/31/2021	$12,290	$13,761	$12,312
1/31/2022	$11,962	$13,369	$12,047
2/28/2022	$11,308	$12,494	$11,912
3/31/2022	$11,279	$12,382	$11,581
4/30/2022	$10,619	$11,689	$11,142
5/31/2022	$10,661	$11,692	$11,214
6/30/2022	$9,965	$10,966	$11,038
7/31/2022	$10,287	$11,283	$11,307
8/31/2022	$10,202	$11,176	$10,988
9/30/2022	$9,527	$10,465	$10,513
10/31/2022	$9,544	$10,481	$10,377
11/30/2022	$10,317	$11,277	$10,759
12/31/2022	$10,388	$11,314	$10,710
1/31/2023	$10,719	$11,672	$11,040
2/28/2023	$10,448	$11,414	$10,754
3/31/2023	$10,518	$11,524	$11,027
4/30/2023	$10,588	$11,585	$11,094
5/31/2023	$10,526	$11,519	$10,973
6/30/2023	$10,732	$11,776	$10,934
7/31/2023	$10,945	$12,001	$10,927
8/31/2023	$10,756	$11,821	$10,857
9/30/2023	$10,481	$11,513	$10,581
10/31/2023	$10,345	$11,357	$10,414
11/30/2023	$10,945	$12,000	$10,886
12/31/2023	$11,493	$12,568	$11,302
1/31/2024	$11,354	$12,440	$11,271
2/29/2024	$11,463	$12,562	$11,112
3/31/2024	$11,714	$12,824	$11,215
4/30/2024	$11,520	$12,558	$10,931
5/31/2024	$11,690	$12,784	$11,117
6/30/2024	$11,749	$12,863	$11,222
7/31/2024	$11,950	$13,103	$11,484
8/31/2024	$12,238	$13,407	$11,649
9/30/2024	$12,471	$13,655	$11,805
10/31/2024	$12,313	$13,420	$11,512
11/30/2024	$12,463	$13,580	$11,634
12/31/2024	$12,339	$13,390	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.36%	0.53%	2.24%
JPM EMBI Global Diversified Index	6.54%	0.12%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$110,809,312
# of Portfolio Holdings	227
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$559,179

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.82%
Communications	0.73%
Consumer Discretionary	1.77%
Consumer Staples	1.61%
Energy	11.72%
Financial	6.12%
Government	64.84%
Industrial	1.03%
Utilities	4.09%
Repurchase Agreements	0.87%
Money Market FundsFootnote Reference(a)	2.16%
Time DepositsFootnote Reference(a)	0.24%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8767-R6

02/25

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.52%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$9,776	$10,000	$10,000
1/31/2015	$9,859	$10,068	$10,210
2/28/2015	$9,982	$10,184	$10,114
3/31/2015	$9,986	$10,236	$10,161
4/30/2015	$10,158	$10,411	$10,124
5/31/2015	$10,209	$10,465	$10,100
6/30/2015	$10,082	$10,371	$9,990
7/31/2015	$10,103	$10,366	$10,059
8/31/2015	$9,976	$10,205	$10,045
9/30/2015	$9,922	$10,085	$10,113
10/31/2015	$10,130	$10,310	$10,114
11/30/2015	$10,059	$10,256	$10,088
12/31/2015	$9,949	$10,130	$10,055
1/31/2016	$9,923	$10,094	$10,193
2/29/2016	$10,030	$10,197	$10,266
3/31/2016	$10,384	$10,524	$10,360
4/30/2016	$10,564	$10,705	$10,400
5/31/2016	$10,594	$10,728	$10,402
6/30/2016	$10,757	$10,920	$10,589
7/31/2016	$10,921	$11,093	$10,656
8/31/2016	$11,072	$11,239	$10,644
9/30/2016	$11,060	$11,256	$10,638
10/31/2016	$11,040	$11,254	$10,556
11/30/2016	$10,758	$11,021	$10,307
12/31/2016	$10,847	$11,108	$10,321
1/31/2017	$11,001	$11,245	$10,341
2/28/2017	$11,178	$11,402	$10,411
3/31/2017	$11,203	$11,438	$10,405
4/30/2017	$11,328	$11,566	$10,486
5/31/2017	$11,389	$11,640	$10,566
6/30/2017	$11,400	$11,664	$10,556
7/31/2017	$11,505	$11,756	$10,601
8/31/2017	$11,649	$11,869	$10,696
9/30/2017	$11,695	$11,910	$10,645
10/31/2017	$11,757	$11,950	$10,652
11/30/2017	$11,744	$11,954	$10,638
12/31/2017	$11,773	$11,991	$10,687
1/31/2018	$11,820	$12,000	$10,564
2/28/2018	$11,679	$11,879	$10,464
3/31/2018	$11,597	$11,856	$10,531
4/30/2018	$11,516	$11,778	$10,452
5/31/2018	$11,366	$11,696	$10,527
6/30/2018	$11,246	$11,647	$10,514
7/31/2018	$11,489	$11,816	$10,516
8/31/2018	$11,281	$11,688	$10,584
9/30/2018	$11,424	$11,799	$10,516
10/31/2018	$11,332	$11,729	$10,433
11/30/2018	$11,259	$11,710	$10,495
12/31/2018	$11,343	$11,794	$10,688
1/31/2019	$11,705	$12,114	$10,801
2/28/2019	$11,855	$12,245	$10,795
3/31/2019	$11,957	$12,401	$11,002
4/30/2019	$12,059	$12,498	$11,005
5/31/2019	$12,057	$12,559	$11,201
6/30/2019	$12,386	$12,835	$11,341
7/31/2019	$12,522	$12,950	$11,366
8/31/2019	$12,422	$12,967	$11,661
9/30/2019	$12,558	$13,048	$11,599
10/31/2019	$12,651	$13,159	$11,634
11/30/2019	$12,679	$13,209	$11,628
12/31/2019	$12,880	$13,337	$11,620
1/31/2020	$13,015	$13,543	$11,843
2/29/2020	$12,924	$13,541	$12,056
3/31/2020	$11,209	$11,981	$11,985
4/30/2020	$11,714	$12,471	$12,198
5/31/2020	$12,218	$12,960	$12,255
6/30/2020	$12,556	$13,316	$12,332
7/31/2020	$12,897	$13,625	$12,517
8/31/2020	$13,033	$13,748	$12,416
9/30/2020	$12,914	$13,682	$12,409
10/31/2020	$12,973	$13,717	$12,353
11/30/2020	$13,402	$14,082	$12,475
12/31/2020	$13,625	$14,289	$12,492
1/31/2021	$13,598	$14,279	$12,402
2/28/2021	$13,565	$14,265	$12,223
3/31/2021	$13,400	$14,174	$12,071
4/30/2021	$13,471	$14,259	$12,166
5/31/2021	$13,568	$14,351	$12,206
6/30/2021	$13,646	$14,471	$12,291
7/31/2021	$13,670	$14,503	$12,429
8/31/2021	$13,788	$14,605	$12,405
9/30/2021	$13,697	$14,507	$12,298
10/31/2021	$13,639	$14,440	$12,294
11/30/2021	$13,502	$14,361	$12,331
12/31/2021	$13,571	$14,419	$12,299
1/31/2022	$13,328	$14,177	$12,034
2/28/2022	$12,742	$13,491	$11,900
3/31/2022	$12,513	$13,147	$11,569
4/30/2022	$12,142	$12,876	$11,130
5/31/2022	$12,070	$12,800	$11,202
6/30/2022	$11,623	$12,408	$11,026
7/31/2022	$11,824	$12,539	$11,296
8/31/2022	$11,901	$12,562	$10,977
9/30/2022	$11,378	$12,081	$10,502
10/31/2022	$11,213	$11,833	$10,366
11/30/2022	$11,852	$12,459	$10,748
12/31/2022	$12,053	$12,651	$10,699
1/31/2023	$12,418	$13,035	$11,028
2/28/2023	$12,137	$12,827	$10,743
3/31/2023	$12,196	$12,933	$11,016
4/30/2023	$12,293	$13,048	$11,083
5/31/2023	$12,179	$12,971	$10,962
6/30/2023	$12,275	$13,111	$10,923
7/31/2023	$12,393	$13,240	$10,915
8/31/2023	$12,271	$13,181	$10,846
9/30/2023	$12,184	$13,078	$10,570
10/31/2023	$12,001	$12,919	$10,403
11/30/2023	$12,485	$13,389	$10,874
12/31/2023	$12,892	$13,800	$11,291
1/31/2024	$12,916	$13,881	$11,260
2/29/2024	$13,013	$13,980	$11,100
3/31/2024	$13,159	$14,120	$11,203
4/30/2024	$13,016	$13,995	$10,920
5/31/2024	$13,213	$14,199	$11,105
6/30/2024	$13,290	$14,331	$11,210
7/31/2024	$13,478	$14,546	$11,472
8/31/2024	$13,669	$14,791	$11,637
9/30/2024	$13,870	$14,973	$11,793
10/31/2024	$13,754	$14,844	$11,500
11/30/2024	$13,811	$14,933	$11,622
12/31/2024	$13,732	$14,852	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.52%	1.29%	3.46%
Class A with sales charge	4.13%	0.83%	3.22%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-3378-A

02/25

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 5.84%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,078	$10,068	$10,210
2/28/2015	$10,191	$10,184	$10,114
3/31/2015	$10,196	$10,236	$10,161
4/30/2015	$10,365	$10,411	$10,124
5/31/2015	$10,412	$10,465	$10,100
6/30/2015	$10,275	$10,371	$9,990
7/31/2015	$10,284	$10,366	$10,059
8/31/2015	$10,149	$10,205	$10,045
9/30/2015	$10,095	$10,085	$10,113
10/31/2015	$10,300	$10,310	$10,114
11/30/2015	$10,222	$10,256	$10,088
12/31/2015	$10,104	$10,130	$10,055
1/31/2016	$10,072	$10,094	$10,193
2/29/2016	$10,175	$10,197	$10,266
3/31/2016	$10,529	$10,524	$10,360
4/30/2016	$10,706	$10,705	$10,400
5/31/2016	$10,731	$10,728	$10,402
6/30/2016	$10,898	$10,920	$10,589
7/31/2016	$11,058	$11,093	$10,656
8/31/2016	$11,195	$11,239	$10,644
9/30/2016	$11,177	$11,256	$10,638
10/31/2016	$11,151	$11,254	$10,556
11/30/2016	$10,860	$11,021	$10,307
12/31/2016	$10,936	$11,108	$10,321
1/31/2017	$11,093	$11,245	$10,341
2/28/2017	$11,266	$11,402	$10,411
3/31/2017	$11,284	$11,438	$10,405
4/30/2017	$11,404	$11,566	$10,486
5/31/2017	$11,458	$11,640	$10,566
6/30/2017	$11,462	$11,664	$10,556
7/31/2017	$11,561	$11,756	$10,601
8/31/2017	$11,698	$11,869	$10,696
9/30/2017	$11,738	$11,910	$10,645
10/31/2017	$11,792	$11,950	$10,652
11/30/2017	$11,773	$11,954	$10,638
12/31/2017	$11,795	$11,991	$10,687
1/31/2018	$11,836	$12,000	$10,564
2/28/2018	$11,689	$11,879	$10,464
3/31/2018	$11,601	$11,856	$10,531
4/30/2018	$11,513	$11,778	$10,452
5/31/2018	$11,356	$11,696	$10,527
6/30/2018	$11,231	$11,647	$10,514
7/31/2018	$11,467	$11,816	$10,516
8/31/2018	$11,254	$11,688	$10,584
9/30/2018	$11,390	$11,799	$10,516
10/31/2018	$11,292	$11,729	$10,433
11/30/2018	$11,213	$11,710	$10,495
12/31/2018	$11,290	$11,794	$10,688
1/31/2019	$11,645	$12,114	$10,801
2/28/2019	$11,788	$12,245	$10,795
3/31/2019	$11,883	$12,401	$11,002
4/30/2019	$11,979	$12,498	$11,005
5/31/2019	$11,971	$12,559	$11,201
6/30/2019	$12,291	$12,835	$11,341
7/31/2019	$12,419	$12,950	$11,366
8/31/2019	$12,313	$12,967	$11,661
9/30/2019	$12,442	$13,048	$11,599
10/31/2019	$12,528	$13,159	$11,634
11/30/2019	$12,549	$13,209	$11,628
12/31/2019	$12,741	$13,337	$11,620
1/31/2020	$12,867	$13,543	$11,843
2/29/2020	$12,771	$13,541	$12,056
3/31/2020	$11,069	$11,981	$11,985
4/30/2020	$11,562	$12,471	$12,198
5/31/2020	$12,052	$12,960	$12,255
6/30/2020	$12,380	$13,316	$12,332
7/31/2020	$12,709	$13,625	$12,517
8/31/2020	$12,835	$13,748	$12,416
9/30/2020	$12,711	$13,682	$12,409
10/31/2020	$12,763	$13,717	$12,353
11/30/2020	$13,177	$14,082	$12,475
12/31/2020	$13,389	$14,289	$12,492
1/31/2021	$13,356	$14,279	$12,402
2/28/2021	$13,317	$14,265	$12,223
3/31/2021	$13,148	$14,174	$12,071
4/30/2021	$13,211	$14,259	$12,166
5/31/2021	$13,300	$14,351	$12,206
6/30/2021	$13,378	$14,471	$12,291
7/31/2021	$13,385	$14,503	$12,429
8/31/2021	$13,494	$14,605	$12,405
9/30/2021	$13,399	$14,507	$12,298
10/31/2021	$13,334	$14,440	$12,294
11/30/2021	$13,194	$14,361	$12,331
12/31/2021	$13,263	$14,419	$12,299
1/31/2022	$13,010	$14,177	$12,034
2/28/2022	$12,440	$13,491	$11,900
3/31/2022	$12,202	$13,147	$11,569
4/30/2022	$11,834	$12,876	$11,130
5/31/2022	$11,757	$12,800	$11,202
6/30/2022	$11,316	$12,408	$11,026
7/31/2022	$11,506	$12,539	$11,296
8/31/2022	$11,574	$12,562	$10,977
9/30/2022	$11,060	$12,081	$10,502
10/31/2022	$10,893	$11,833	$10,366
11/30/2022	$11,509	$12,459	$10,748
12/31/2022	$11,707	$12,651	$10,699
1/31/2023	$12,046	$13,035	$11,028
2/28/2023	$11,768	$12,827	$10,743
3/31/2023	$11,819	$12,933	$11,016
4/30/2023	$11,906	$13,048	$11,083
5/31/2023	$11,790	$12,971	$10,962
6/30/2023	$11,877	$13,111	$10,923
7/31/2023	$11,985	$13,240	$10,915
8/31/2023	$11,860	$13,181	$10,846
9/30/2023	$11,770	$13,078	$10,570
10/31/2023	$11,597	$12,919	$10,403
11/30/2023	$12,048	$13,389	$10,874
12/31/2023	$12,434	$13,800	$11,291
1/31/2024	$12,451	$13,881	$11,260
2/29/2024	$12,538	$13,980	$11,100
3/31/2024	$12,672	$14,120	$11,203
4/30/2024	$12,528	$13,995	$10,920
5/31/2024	$12,711	$14,199	$11,105
6/30/2024	$12,778	$14,331	$11,210
7/31/2024	$12,952	$14,546	$11,472
8/31/2024	$13,128	$14,791	$11,637
9/30/2024	$13,324	$14,973	$11,793
10/31/2024	$13,195	$14,844	$11,500
11/30/2024	$13,243	$14,933	$11,622
12/31/2024	$13,161	$14,852	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.84%	0.65%	2.78%
Class C with sales charge	4.84%	0.65%	2.78%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-3379-C

02/25

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class F	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,092	$10,068	$10,210
2/28/2015	$10,212	$10,184	$10,114
3/31/2015	$10,217	$10,236	$10,161
4/30/2015	$10,394	$10,411	$10,124
5/31/2015	$10,446	$10,465	$10,100
6/30/2015	$10,316	$10,371	$9,990
7/31/2015	$10,339	$10,366	$10,059
8/31/2015	$10,209	$10,205	$10,045
9/30/2015	$10,155	$10,085	$10,113
10/31/2015	$10,375	$10,310	$10,114
11/30/2015	$10,295	$10,256	$10,088
12/31/2015	$10,183	$10,130	$10,055
1/31/2016	$10,163	$10,094	$10,193
2/29/2016	$10,273	$10,197	$10,266
3/31/2016	$10,637	$10,524	$10,360
4/30/2016	$10,814	$10,705	$10,400
5/31/2016	$10,846	$10,728	$10,402
6/30/2016	$11,020	$10,920	$10,589
7/31/2016	$11,189	$11,093	$10,656
8/31/2016	$11,343	$11,239	$10,644
9/30/2016	$11,325	$11,256	$10,638
10/31/2016	$11,305	$11,254	$10,556
11/30/2016	$11,017	$11,021	$10,307
12/31/2016	$11,109	$11,108	$10,321
1/31/2017	$11,268	$11,245	$10,341
2/28/2017	$11,458	$11,402	$10,411
3/31/2017	$11,477	$11,438	$10,405
4/30/2017	$11,614	$11,566	$10,486
5/31/2017	$11,677	$11,640	$10,566
6/30/2017	$11,681	$11,664	$10,556
7/31/2017	$11,791	$11,756	$10,601
8/31/2017	$11,939	$11,869	$10,696
9/30/2017	$11,987	$11,910	$10,645
10/31/2017	$12,051	$11,950	$10,652
11/30/2017	$12,047	$11,954	$10,638
12/31/2017	$12,077	$11,991	$10,687
1/31/2018	$12,119	$12,000	$10,564
2/28/2018	$11,974	$11,879	$10,464
3/31/2018	$11,891	$11,856	$10,531
4/30/2018	$11,817	$11,778	$10,452
5/31/2018	$11,664	$11,696	$10,527
6/30/2018	$11,542	$11,647	$10,514
7/31/2018	$11,784	$11,816	$10,516
8/31/2018	$11,580	$11,688	$10,584
9/30/2018	$11,727	$11,799	$10,516
10/31/2018	$11,626	$11,729	$10,433
11/30/2018	$11,559	$11,710	$10,495
12/31/2018	$11,639	$11,794	$10,688
1/31/2019	$12,011	$12,114	$10,801
2/28/2019	$12,174	$12,245	$10,795
3/31/2019	$12,272	$12,401	$11,002
4/30/2019	$12,378	$12,498	$11,005
5/31/2019	$12,385	$12,559	$11,201
6/30/2019	$12,716	$12,835	$11,341
7/31/2019	$12,864	$12,950	$11,366
8/31/2019	$12,754	$12,967	$11,661
9/30/2019	$12,903	$13,048	$11,599
10/31/2019	$12,991	$13,159	$11,634
11/30/2019	$13,021	$13,209	$11,628
12/31/2019	$13,229	$13,337	$11,620
1/31/2020	$13,368	$13,543	$11,843
2/29/2020	$13,275	$13,541	$12,056
3/31/2020	$11,514	$11,981	$11,985
4/30/2020	$12,033	$12,471	$12,198
5/31/2020	$12,561	$12,960	$12,255
6/30/2020	$12,901	$13,316	$12,332
7/31/2020	$13,261	$13,625	$12,517
8/31/2020	$13,393	$13,748	$12,416
9/30/2020	$13,280	$13,682	$12,409
10/31/2020	$13,334	$13,717	$12,353
11/30/2020	$13,775	$14,082	$12,475
12/31/2020	$14,005	$14,289	$12,492
1/31/2021	$13,979	$14,279	$12,402
2/28/2021	$13,946	$14,265	$12,223
3/31/2021	$13,787	$14,174	$12,071
4/30/2021	$13,861	$14,259	$12,166
5/31/2021	$13,953	$14,351	$12,206
6/30/2021	$14,043	$14,471	$12,291
7/31/2021	$14,059	$14,503	$12,429
8/31/2021	$14,183	$14,605	$12,405
9/30/2021	$14,090	$14,507	$12,298
10/31/2021	$14,040	$14,440	$12,294
11/30/2021	$13,892	$14,361	$12,331
12/31/2021	$13,973	$14,419	$12,299
1/31/2022	$13,715	$14,177	$12,034
2/28/2022	$13,122	$13,491	$11,900
3/31/2022	$12,888	$13,147	$11,569
4/30/2022	$12,498	$12,876	$11,130
5/31/2022	$12,424	$12,800	$11,202
6/30/2022	$11,965	$12,408	$11,026
7/31/2022	$12,174	$12,539	$11,296
8/31/2022	$12,253	$12,562	$10,977
9/30/2022	$11,716	$12,081	$10,502
10/31/2022	$11,547	$11,833	$10,366
11/30/2022	$12,216	$12,459	$10,748
12/31/2022	$12,423	$12,651	$10,699
1/31/2023	$12,801	$13,035	$11,028
2/28/2023	$12,503	$12,827	$10,743
3/31/2023	$12,564	$12,933	$11,016
4/30/2023	$12,665	$13,048	$11,083
5/31/2023	$12,549	$12,971	$10,962
6/30/2023	$12,659	$13,111	$10,923
7/31/2023	$12,771	$13,240	$10,915
8/31/2023	$12,646	$13,181	$10,846
9/30/2023	$12,557	$13,078	$10,570
10/31/2023	$12,380	$12,919	$10,403
11/30/2023	$12,880	$13,389	$10,874
12/31/2023	$13,300	$13,800	$11,291
1/31/2024	$13,317	$13,881	$11,260
2/29/2024	$13,417	$13,980	$11,100
3/31/2024	$13,569	$14,120	$11,203
4/30/2024	$13,423	$13,995	$10,920
5/31/2024	$13,627	$14,199	$11,105
6/30/2024	$13,708	$14,331	$11,210
7/31/2024	$13,914	$14,546	$11,472
8/31/2024	$14,101	$14,791	$11,637
9/30/2024	$14,320	$14,973	$11,793
10/31/2024	$14,190	$14,844	$11,500
11/30/2024	$14,250	$14,933	$11,622
12/31/2024	$14,170	$14,852	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.54%	1.38%	3.55%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-3380-F

02/25

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$73	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.87%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,097	$10,095	$10,051
5/31/2017	$10,154	$10,159	$10,128
6/30/2017	$10,167	$10,180	$10,118
7/31/2017	$10,265	$10,260	$10,162
8/31/2017	$10,396	$10,359	$10,253
9/30/2017	$10,440	$10,395	$10,204
10/31/2017	$10,499	$10,430	$10,210
11/30/2017	$10,492	$10,433	$10,197
12/31/2017	$10,521	$10,466	$10,244
1/31/2018	$10,567	$10,473	$10,126
2/28/2018	$10,444	$10,368	$10,030
3/31/2018	$10,375	$10,348	$10,094
4/30/2018	$10,305	$10,280	$10,019
5/31/2018	$10,173	$10,208	$10,091
6/30/2018	$10,069	$10,165	$10,078
7/31/2018	$10,289	$10,313	$10,080
8/31/2018	$10,106	$10,201	$10,145
9/30/2018	$10,236	$10,298	$10,080
10/31/2018	$10,156	$10,237	$10,000
11/30/2018	$10,094	$10,220	$10,060
12/31/2018	$10,172	$10,294	$10,245
1/31/2019	$10,500	$10,573	$10,354
2/28/2019	$10,637	$10,687	$10,348
3/31/2019	$10,732	$10,824	$10,546
4/30/2019	$10,827	$10,908	$10,549
5/31/2019	$10,828	$10,961	$10,736
6/30/2019	$11,127	$11,203	$10,871
7/31/2019	$11,252	$11,303	$10,895
8/31/2019	$11,165	$11,317	$11,177
9/30/2019	$11,291	$11,389	$11,118
10/31/2019	$11,378	$11,485	$11,151
11/30/2019	$11,406	$11,529	$11,146
12/31/2019	$11,590	$11,641	$11,138
1/31/2020	$11,714	$11,820	$11,352
2/29/2020	$11,636	$11,818	$11,557
3/31/2020	$10,095	$10,457	$11,489
4/30/2020	$10,552	$10,885	$11,693
5/31/2020	$11,010	$11,311	$11,747
6/30/2020	$11,318	$11,622	$11,821
7/31/2020	$11,629	$11,892	$11,998
8/31/2020	$11,755	$11,999	$11,901
9/30/2020	$11,651	$11,941	$11,894
10/31/2020	$11,709	$11,972	$11,841
11/30/2020	$12,099	$12,291	$11,958
12/31/2020	$12,304	$12,471	$11,974
1/31/2021	$12,284	$12,463	$11,888
2/28/2021	$12,258	$12,450	$11,716
3/31/2021	$12,113	$12,371	$11,570
4/30/2021	$12,181	$12,445	$11,662
5/31/2021	$12,272	$12,525	$11,700
6/30/2021	$12,347	$12,630	$11,782
7/31/2021	$12,372	$12,658	$11,914
8/31/2021	$12,483	$12,747	$11,891
9/30/2021	$12,404	$12,662	$11,788
10/31/2021	$12,355	$12,603	$11,785
11/30/2021	$12,236	$12,534	$11,820
12/31/2021	$12,302	$12,585	$11,789
1/31/2022	$12,086	$12,374	$11,535
2/28/2022	$11,565	$11,775	$11,407
3/31/2022	$11,353	$11,475	$11,090
4/30/2022	$11,020	$11,239	$10,669
5/31/2022	$10,957	$11,172	$10,738
6/30/2022	$10,555	$10,830	$10,569
7/31/2022	$10,741	$10,944	$10,828
8/31/2022	$10,814	$10,964	$10,522
9/30/2022	$10,342	$10,544	$10,067
10/31/2022	$10,194	$10,328	$9,937
11/30/2022	$10,779	$10,874	$10,302
12/31/2022	$10,964	$11,041	$10,256
1/31/2023	$11,300	$11,377	$10,571
2/28/2023	$11,047	$11,195	$10,298
3/31/2023	$11,104	$11,288	$10,559
4/30/2023	$11,195	$11,388	$10,623
5/31/2023	$11,095	$11,321	$10,508
6/30/2023	$11,186	$11,444	$10,470
7/31/2023	$11,297	$11,555	$10,463
8/31/2023	$11,189	$11,504	$10,396
9/30/2023	$11,113	$11,414	$10,132
10/31/2023	$10,950	$11,275	$9,972
11/30/2023	$11,394	$11,686	$10,424
12/31/2023	$11,769	$12,044	$10,823
1/31/2024	$11,795	$12,115	$10,793
2/29/2024	$11,886	$12,202	$10,640
3/31/2024	$12,024	$12,324	$10,739
4/30/2024	$11,897	$12,215	$10,467
5/31/2024	$12,080	$12,393	$10,645
6/30/2024	$12,145	$12,508	$10,746
7/31/2024	$12,330	$12,695	$10,997
8/31/2024	$12,508	$12,910	$11,155
9/30/2024	$12,695	$13,068	$11,304
10/31/2024	$12,591	$12,956	$11,024
11/30/2024	$12,646	$13,034	$11,140
12/31/2024	$12,577	$12,963	$10,958

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.87%	1.65%	3.01%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8954-F3

02/25

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class I	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,086	$10,068	$10,210
2/28/2015	$10,214	$10,184	$10,114
3/31/2015	$10,219	$10,236	$10,161
4/30/2015	$10,397	$10,411	$10,124
5/31/2015	$10,452	$10,465	$10,100
6/30/2015	$10,323	$10,371	$9,990
7/31/2015	$10,347	$10,366	$10,059
8/31/2015	$10,219	$10,205	$10,045
9/30/2015	$10,166	$10,085	$10,113
10/31/2015	$10,380	$10,310	$10,114
11/30/2015	$10,309	$10,256	$10,088
12/31/2015	$10,198	$10,130	$10,055
1/31/2016	$10,173	$10,094	$10,193
2/29/2016	$10,284	$10,197	$10,266
3/31/2016	$10,657	$10,524	$10,360
4/30/2016	$10,836	$10,705	$10,400
5/31/2016	$10,869	$10,728	$10,402
6/30/2016	$11,038	$10,920	$10,589
7/31/2016	$11,215	$11,093	$10,656
8/31/2016	$11,364	$11,239	$10,644
9/30/2016	$11,354	$11,256	$10,638
10/31/2016	$11,336	$11,254	$10,556
11/30/2016	$11,048	$11,021	$10,307
12/31/2016	$11,134	$11,108	$10,321
1/31/2017	$11,302	$11,245	$10,341
2/28/2017	$11,486	$11,402	$10,411
3/31/2017	$11,513	$11,438	$10,405
4/30/2017	$11,644	$11,566	$10,486
5/31/2017	$11,708	$11,640	$10,566
6/30/2017	$11,722	$11,664	$10,556
7/31/2017	$11,832	$11,756	$10,601
8/31/2017	$11,982	$11,869	$10,696
9/30/2017	$12,032	$11,910	$10,645
10/31/2017	$12,097	$11,950	$10,652
11/30/2017	$12,086	$11,954	$10,638
12/31/2017	$12,118	$11,991	$10,687
1/31/2018	$12,169	$12,000	$10,564
2/28/2018	$12,025	$11,879	$10,464
3/31/2018	$11,942	$11,856	$10,531
4/30/2018	$11,861	$11,778	$10,452
5/31/2018	$11,708	$11,696	$10,527
6/30/2018	$11,587	$11,647	$10,514
7/31/2018	$11,839	$11,816	$10,516
8/31/2018	$11,627	$11,688	$10,584
9/30/2018	$11,776	$11,799	$10,516
10/31/2018	$11,684	$11,729	$10,433
11/30/2018	$11,609	$11,710	$10,495
12/31/2018	$11,698	$11,794	$10,688
1/31/2019	$12,066	$12,114	$10,801
2/28/2019	$12,223	$12,245	$10,795
3/31/2019	$12,330	$12,401	$11,002
4/30/2019	$12,437	$12,498	$11,005
5/31/2019	$12,437	$12,559	$11,201
6/30/2019	$12,778	$12,835	$11,341
7/31/2019	$12,920	$12,950	$11,366
8/31/2019	$12,819	$12,967	$11,661
9/30/2019	$12,961	$13,048	$11,599
10/31/2019	$13,059	$13,159	$11,634
11/30/2019	$13,089	$13,209	$11,628
12/31/2019	$13,299	$13,337	$11,620
1/31/2020	$13,440	$13,543	$11,843
2/29/2020	$13,348	$13,541	$12,056
3/31/2020	$11,568	$11,981	$11,985
4/30/2020	$12,092	$12,471	$12,198
5/31/2020	$12,623	$12,960	$12,255
6/30/2020	$12,974	$13,316	$12,332
7/31/2020	$13,328	$13,625	$12,517
8/31/2020	$13,462	$13,748	$12,416
9/30/2020	$13,350	$13,682	$12,409
10/31/2020	$13,405	$13,717	$12,353
11/30/2020	$13,850	$14,082	$12,475
12/31/2020	$14,083	$14,289	$12,492
1/31/2021	$14,058	$14,279	$12,402
2/28/2021	$14,025	$14,265	$12,223
3/31/2021	$13,866	$14,174	$12,071
4/30/2021	$13,942	$14,259	$12,166
5/31/2021	$14,036	$14,351	$12,206
6/30/2021	$14,128	$14,471	$12,291
7/31/2021	$14,145	$14,503	$12,429
8/31/2021	$14,271	$14,605	$12,405
9/30/2021	$14,179	$14,507	$12,298
10/31/2021	$14,129	$14,440	$12,294
11/30/2021	$13,980	$14,361	$12,331
12/31/2021	$14,064	$14,419	$12,299
1/31/2022	$13,805	$14,177	$12,034
2/28/2022	$13,208	$13,491	$11,900
3/31/2022	$12,963	$13,147	$11,569
4/30/2022	$12,580	$12,876	$11,130
5/31/2022	$12,507	$12,800	$11,202
6/30/2022	$12,045	$12,408	$11,026
7/31/2022	$12,257	$12,539	$11,296
8/31/2022	$12,338	$12,562	$10,977
9/30/2022	$11,797	$12,081	$10,502
10/31/2022	$11,627	$11,833	$10,366
11/30/2022	$12,294	$12,459	$10,748
12/31/2022	$12,514	$12,651	$10,699
1/31/2023	$12,886	$13,035	$11,028
2/28/2023	$12,596	$12,827	$10,743
3/31/2023	$12,659	$12,933	$11,016
4/30/2023	$12,751	$13,048	$11,083
5/31/2023	$12,646	$12,971	$10,962
6/30/2023	$12,747	$13,111	$10,923
7/31/2023	$12,872	$13,240	$10,915
8/31/2023	$12,747	$13,181	$10,846
9/30/2023	$12,658	$13,078	$10,570
10/31/2023	$12,470	$12,919	$10,403
11/30/2023	$12,976	$13,389	$10,874
12/31/2023	$13,401	$13,800	$11,291
1/31/2024	$13,429	$13,881	$11,260
2/29/2024	$13,531	$13,980	$11,100
3/31/2024	$13,686	$14,120	$11,203
4/30/2024	$13,539	$13,995	$10,920
5/31/2024	$13,736	$14,199	$11,105
6/30/2024	$13,819	$14,331	$11,210
7/31/2024	$14,028	$14,546	$11,472
8/31/2024	$14,229	$14,791	$11,637
9/30/2024	$14,441	$14,973	$11,793
10/31/2024	$14,321	$14,844	$11,500
11/30/2024	$14,373	$14,933	$11,622
12/31/2024	$14,304	$14,852	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.73%	1.47%	3.64%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-3381-I

02/25

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.19%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,086	$10,068	$10,210
2/28/2015	$10,214	$10,184	$10,114
3/31/2015	$10,219	$10,236	$10,161
4/30/2015	$10,397	$10,411	$10,124
5/31/2015	$10,452	$10,465	$10,100
6/30/2015	$10,323	$10,371	$9,990
7/31/2015	$10,347	$10,366	$10,059
8/31/2015	$10,212	$10,205	$10,045
9/30/2015	$10,166	$10,085	$10,113
10/31/2015	$10,380	$10,310	$10,114
11/30/2015	$10,309	$10,256	$10,088
12/31/2015	$10,198	$10,130	$10,055
1/31/2016	$10,173	$10,094	$10,193
2/29/2016	$10,285	$10,197	$10,266
3/31/2016	$10,650	$10,524	$10,360
4/30/2016	$10,836	$10,705	$10,400
5/31/2016	$10,869	$10,728	$10,402
6/30/2016	$11,038	$10,920	$10,589
7/31/2016	$11,209	$11,093	$10,656
8/31/2016	$11,365	$11,239	$10,644
9/30/2016	$11,354	$11,256	$10,638
10/31/2016	$11,336	$11,254	$10,556
11/30/2016	$11,048	$11,021	$10,307
12/31/2016	$11,134	$11,108	$10,321
1/31/2017	$11,302	$11,245	$10,341
2/28/2017	$11,486	$11,402	$10,411
3/31/2017	$11,514	$11,438	$10,405
4/30/2017	$11,645	$11,566	$10,486
5/31/2017	$11,709	$11,640	$10,566
6/30/2017	$11,715	$11,664	$10,556
7/31/2017	$11,833	$11,756	$10,601
8/31/2017	$11,976	$11,869	$10,696
9/30/2017	$12,032	$11,910	$10,645
10/31/2017	$12,090	$11,950	$10,652
11/30/2017	$12,087	$11,954	$10,638
12/31/2017	$12,119	$11,991	$10,687
1/31/2018	$12,161	$12,000	$10,564
2/28/2018	$12,025	$11,879	$10,464
3/31/2018	$11,935	$11,856	$10,531
4/30/2018	$11,861	$11,778	$10,452
5/31/2018	$11,709	$11,696	$10,527
6/30/2018	$11,588	$11,647	$10,514
7/31/2018	$11,840	$11,816	$10,516
8/31/2018	$11,628	$11,688	$10,584
9/30/2018	$11,777	$11,799	$10,516
10/31/2018	$11,676	$11,729	$10,433
11/30/2018	$11,610	$11,710	$10,495
12/31/2018	$11,691	$11,794	$10,688
1/31/2019	$12,070	$12,114	$10,801
2/28/2019	$12,222	$12,245	$10,795
3/31/2019	$12,324	$12,401	$11,002
4/30/2019	$12,418	$12,498	$11,005
5/31/2019	$12,421	$12,559	$11,201
6/30/2019	$12,757	$12,835	$11,341
7/31/2019	$12,894	$12,950	$11,366
8/31/2019	$12,787	$12,967	$11,661
9/30/2019	$12,925	$13,048	$11,599
10/31/2019	$13,009	$13,159	$11,634
11/30/2019	$13,043	$13,209	$11,628
12/31/2019	$13,247	$13,337	$11,620
1/31/2020	$13,373	$13,543	$11,843
2/29/2020	$13,285	$13,541	$12,056
3/31/2020	$11,510	$11,981	$11,985
4/30/2020	$12,035	$12,471	$12,198
5/31/2020	$12,549	$12,960	$12,255
6/30/2020	$12,894	$13,316	$12,332
7/31/2020	$13,241	$13,625	$12,517
8/31/2020	$13,377	$13,748	$12,416
9/30/2020	$13,251	$13,682	$12,409
10/31/2020	$13,309	$13,717	$12,353
11/30/2020	$13,736	$14,082	$12,475
12/31/2020	$13,971	$14,289	$12,492
1/31/2021	$13,940	$14,279	$12,402
2/28/2021	$13,902	$14,265	$12,223
3/31/2021	$13,730	$14,174	$12,071
4/30/2021	$13,800	$14,259	$12,166
5/31/2021	$13,896	$14,351	$12,206
6/30/2021	$13,972	$14,471	$12,291
7/31/2021	$13,984	$14,503	$12,429
8/31/2021	$14,102	$14,605	$12,405
9/30/2021	$14,014	$14,507	$12,298
10/31/2021	$13,951	$14,440	$12,294
11/30/2021	$13,799	$14,361	$12,331
12/31/2021	$13,875	$14,419	$12,299
1/31/2022	$13,614	$14,177	$12,034
2/28/2022	$13,020	$13,491	$11,900
3/31/2022	$12,784	$13,147	$11,569
4/30/2022	$12,392	$12,876	$11,130
5/31/2022	$12,315	$12,800	$11,202
6/30/2022	$11,856	$12,408	$11,026
7/31/2022	$12,059	$12,539	$11,296
8/31/2022	$12,143	$12,562	$10,977
9/30/2022	$11,607	$12,081	$10,502
10/31/2022	$11,425	$11,833	$10,366
11/30/2022	$12,084	$12,459	$10,748
12/31/2022	$12,286	$12,651	$10,699
1/31/2023	$12,655	$13,035	$11,028
2/28/2023	$12,366	$12,827	$10,743
3/31/2023	$12,422	$12,933	$11,016
4/30/2023	$12,508	$13,048	$11,083
5/31/2023	$12,399	$12,971	$10,962
6/30/2023	$12,494	$13,111	$10,923
7/31/2023	$12,601	$13,240	$10,915
8/31/2023	$12,483	$13,181	$10,846
9/30/2023	$12,392	$13,078	$10,570
10/31/2023	$12,202	$12,919	$10,403
11/30/2023	$12,691	$13,389	$10,874
12/31/2023	$13,101	$13,800	$11,291
1/31/2024	$13,122	$13,881	$11,260
2/29/2024	$13,217	$13,980	$11,100
3/31/2024	$13,362	$14,120	$11,203
4/30/2024	$13,214	$13,995	$10,920
5/31/2024	$13,400	$14,199	$11,105
6/30/2024	$13,475	$14,331	$11,210
7/31/2024	$13,673	$14,546	$11,472
8/31/2024	$13,863	$14,791	$11,637
9/30/2024	$14,064	$14,973	$11,793
10/31/2024	$13,942	$14,844	$11,500
11/30/2024	$13,986	$14,933	$11,622
12/31/2024	$13,913	$14,852	$11,432

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.19%	0.99%	3.36%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	4.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-3383-R3

02/25

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.39%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,021	$9,995	$10,070
8/31/2015	$9,888	$9,840	$10,055
9/30/2015	$9,841	$9,724	$10,123
10/31/2015	$10,047	$9,941	$10,125
11/30/2015	$9,976	$9,889	$10,098
12/31/2015	$9,867	$9,768	$10,065
1/31/2016	$9,840	$9,733	$10,204
2/29/2016	$9,946	$9,833	$10,276
3/31/2016	$10,297	$10,147	$10,371
4/30/2016	$10,475	$10,323	$10,410
5/31/2016	$10,505	$10,345	$10,413
6/30/2016	$10,666	$10,529	$10,600
7/31/2016	$10,829	$10,696	$10,667
8/31/2016	$10,977	$10,837	$10,655
9/30/2016	$10,965	$10,853	$10,649
10/31/2016	$10,946	$10,852	$10,567
11/30/2016	$10,666	$10,627	$10,317
12/31/2016	$10,746	$10,711	$10,332
1/31/2017	$10,906	$10,843	$10,352
2/28/2017	$11,081	$10,994	$10,422
3/31/2017	$11,106	$11,029	$10,416
4/30/2017	$11,230	$11,153	$10,497
5/31/2017	$11,289	$11,224	$10,577
6/30/2017	$11,300	$11,247	$10,567
7/31/2017	$11,404	$11,335	$10,612
8/31/2017	$11,539	$11,445	$10,707
9/30/2017	$11,591	$11,484	$10,656
10/31/2017	$11,644	$11,523	$10,663
11/30/2017	$11,639	$11,526	$10,649
12/31/2017	$11,667	$11,563	$10,698
1/31/2018	$11,706	$11,571	$10,575
2/28/2018	$11,566	$11,454	$10,474
3/31/2018	$11,484	$11,432	$10,542
4/30/2018	$11,410	$11,357	$10,463
5/31/2018	$11,261	$11,278	$10,538
6/30/2018	$11,142	$11,230	$10,525
7/31/2018	$11,374	$11,393	$10,527
8/31/2018	$11,176	$11,270	$10,595
9/30/2018	$11,317	$11,377	$10,527
10/31/2018	$11,218	$11,309	$10,444
11/30/2018	$11,152	$11,291	$10,506
12/31/2018	$11,228	$11,372	$10,699
1/31/2019	$11,586	$11,681	$10,813
2/28/2019	$11,742	$11,807	$10,806
3/31/2019	$11,842	$11,958	$11,014
4/30/2019	$11,935	$12,051	$11,017
5/31/2019	$11,941	$12,110	$11,212
6/30/2019	$12,258	$12,377	$11,353
7/31/2019	$12,400	$12,487	$11,378
8/31/2019	$12,293	$12,503	$11,673
9/30/2019	$12,436	$12,582	$11,611
10/31/2019	$12,519	$12,689	$11,646
11/30/2019	$12,546	$12,737	$11,640
12/31/2019	$12,745	$12,860	$11,632
1/31/2020	$12,878	$13,058	$11,855
2/29/2020	$12,788	$13,057	$12,069
3/31/2020	$11,089	$11,553	$11,998
4/30/2020	$11,588	$12,026	$12,211
5/31/2020	$12,095	$12,496	$12,268
6/30/2020	$12,422	$12,840	$12,345
7/31/2020	$12,758	$13,138	$12,530
8/31/2020	$12,892	$13,256	$12,428
9/30/2020	$12,782	$13,193	$12,422
10/31/2020	$12,832	$13,226	$12,366
11/30/2020	$13,256	$13,579	$12,488
12/31/2020	$13,477	$13,778	$12,505
1/31/2021	$13,450	$13,769	$12,415
2/28/2021	$13,416	$13,755	$12,236
3/31/2021	$13,253	$13,667	$12,083
4/30/2021	$13,331	$13,749	$12,178
5/31/2021	$13,418	$13,838	$12,218
6/30/2021	$13,504	$13,954	$12,304
7/31/2021	$13,518	$13,984	$12,442
8/31/2021	$13,634	$14,083	$12,418
9/30/2021	$13,544	$13,989	$12,310
10/31/2021	$13,494	$13,924	$12,307
11/30/2021	$13,350	$13,847	$12,344
12/31/2021	$13,427	$13,903	$12,312
1/31/2022	$13,177	$13,670	$12,047
2/28/2022	$12,605	$13,009	$11,912
3/31/2022	$12,369	$12,677	$11,581
4/30/2022	$12,001	$12,416	$11,142
5/31/2022	$11,929	$12,343	$11,214
6/30/2022	$11,487	$11,965	$11,038
7/31/2022	$11,686	$12,091	$11,307
8/31/2022	$11,761	$12,113	$10,988
9/30/2022	$11,243	$11,649	$10,513
10/31/2022	$11,079	$11,410	$10,377
11/30/2022	$11,711	$12,013	$10,759
12/31/2022	$11,918	$12,198	$10,710
1/31/2023	$12,279	$12,569	$11,040
2/28/2023	$11,991	$12,368	$10,754
3/31/2023	$12,048	$12,471	$11,027
4/30/2023	$12,143	$12,581	$11,094
5/31/2023	$12,040	$12,508	$10,973
6/30/2023	$12,135	$12,643	$10,934
7/31/2023	$12,241	$12,766	$10,927
8/31/2023	$12,119	$12,709	$10,857
9/30/2023	$12,043	$12,610	$10,581
10/31/2023	$11,862	$12,457	$10,414
11/30/2023	$12,340	$12,910	$10,886
12/31/2023	$12,741	$13,306	$11,302
1/31/2024	$12,756	$13,385	$11,271
2/29/2024	$12,850	$13,480	$11,112
3/31/2024	$12,994	$13,615	$11,215
4/30/2024	$12,853	$13,495	$10,931
5/31/2024	$13,047	$13,691	$11,117
6/30/2024	$13,122	$13,819	$11,222
7/31/2024	$13,318	$14,026	$11,484
8/31/2024	$13,495	$14,263	$11,649
9/30/2024	$13,704	$14,437	$11,805
10/31/2024	$13,577	$14,313	$11,512
11/30/2024	$13,633	$14,400	$11,634
12/31/2024	$13,555	$14,322	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.39%	1.24%	3.25%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8731-R4

02/25

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,995	$10,070
8/31/2015	$9,893	$9,840	$10,055
9/30/2015	$9,848	$9,724	$10,123
10/31/2015	$10,056	$9,941	$10,125
11/30/2015	$9,987	$9,889	$10,098
12/31/2015	$9,879	$9,768	$10,065
1/31/2016	$9,855	$9,733	$10,204
2/29/2016	$9,963	$9,833	$10,276
3/31/2016	$10,324	$10,147	$10,371
4/30/2016	$10,498	$10,323	$10,410
5/31/2016	$10,530	$10,345	$10,413
6/30/2016	$10,694	$10,529	$10,600
7/31/2016	$10,865	$10,696	$10,667
8/31/2016	$11,010	$10,837	$10,655
9/30/2016	$11,000	$10,853	$10,649
10/31/2016	$10,982	$10,852	$10,567
11/30/2016	$10,703	$10,627	$10,317
12/31/2016	$10,787	$10,711	$10,332
1/31/2017	$10,949	$10,843	$10,352
2/28/2017	$11,127	$10,994	$10,422
3/31/2017	$11,154	$11,029	$10,416
4/30/2017	$11,281	$11,153	$10,497
5/31/2017	$11,343	$11,224	$10,577
6/30/2017	$11,356	$11,247	$10,567
7/31/2017	$11,464	$11,335	$10,612
8/31/2017	$11,608	$11,445	$10,707
9/30/2017	$11,656	$11,484	$10,656
10/31/2017	$11,720	$11,523	$10,663
11/30/2017	$11,710	$11,526	$10,649
12/31/2017	$11,740	$11,563	$10,698
1/31/2018	$11,789	$11,571	$10,575
2/28/2018	$11,650	$11,454	$10,474
3/31/2018	$11,571	$11,432	$10,542
4/30/2018	$11,492	$11,357	$10,463
5/31/2018	$11,344	$11,278	$10,538
6/30/2018	$11,226	$11,230	$10,525
7/31/2018	$11,471	$11,393	$10,527
8/31/2018	$11,266	$11,270	$10,595
9/30/2018	$11,410	$11,377	$10,527
10/31/2018	$11,320	$11,309	$10,444
11/30/2018	$11,249	$11,291	$10,506
12/31/2018	$11,335	$11,372	$10,699
1/31/2019	$11,699	$11,681	$10,813
2/28/2019	$11,850	$11,807	$10,806
3/31/2019	$11,954	$11,958	$11,014
4/30/2019	$12,059	$12,051	$11,017
5/31/2019	$12,059	$12,110	$11,212
6/30/2019	$12,390	$12,377	$11,353
7/31/2019	$12,528	$12,487	$11,378
8/31/2019	$12,430	$12,503	$11,673
9/30/2019	$12,568	$12,582	$11,611
10/31/2019	$12,664	$12,689	$11,646
11/30/2019	$12,694	$12,737	$11,640
12/31/2019	$12,898	$12,860	$11,632
1/31/2020	$13,035	$13,058	$11,855
2/29/2020	$12,946	$13,057	$12,069
3/31/2020	$11,230	$11,553	$11,998
4/30/2020	$11,737	$12,026	$12,211
5/31/2020	$12,244	$12,496	$12,268
6/30/2020	$12,586	$12,840	$12,345
7/31/2020	$12,929	$13,138	$12,530
8/31/2020	$13,068	$13,256	$12,428
9/30/2020	$12,951	$13,193	$12,422
10/31/2020	$13,013	$13,226	$12,366
11/30/2020	$13,445	$13,579	$12,488
12/31/2020	$13,671	$13,778	$12,505
1/31/2021	$13,646	$13,769	$12,415
2/28/2021	$13,615	$13,755	$12,236
3/31/2021	$13,452	$13,667	$12,083
4/30/2021	$13,526	$13,749	$12,178
5/31/2021	$13,624	$13,838	$12,218
6/30/2021	$13,705	$13,954	$12,304
7/31/2021	$13,722	$13,984	$12,442
8/31/2021	$13,852	$14,083	$12,418
9/30/2021	$13,763	$13,989	$12,310
10/31/2021	$13,707	$13,924	$12,307
11/30/2021	$13,572	$13,847	$12,344
12/31/2021	$13,644	$13,903	$12,312
1/31/2022	$13,401	$13,670	$12,047
2/28/2022	$12,823	$13,009	$11,912
3/31/2022	$12,586	$12,677	$11,581
4/30/2022	$12,215	$12,416	$11,142
5/31/2022	$12,144	$12,343	$11,214
6/30/2022	$11,697	$11,965	$11,038
7/31/2022	$11,902	$12,091	$11,307
8/31/2022	$11,981	$12,113	$10,988
9/30/2022	$11,457	$11,649	$10,513
10/31/2022	$11,292	$11,410	$10,377
11/30/2022	$11,938	$12,013	$10,759
12/31/2022	$12,142	$12,198	$10,710
1/31/2023	$12,513	$12,569	$11,040
2/28/2023	$12,231	$12,368	$10,754
3/31/2023	$12,294	$12,471	$11,027
4/30/2023	$12,383	$12,581	$11,094
5/31/2023	$12,281	$12,508	$10,973
6/30/2023	$12,380	$12,643	$10,934
7/31/2023	$12,501	$12,766	$10,927
8/31/2023	$12,379	$12,709	$10,857
9/30/2023	$12,294	$12,610	$10,581
10/31/2023	$12,112	$12,457	$10,414
11/30/2023	$12,602	$12,910	$10,886
12/31/2023	$13,015	$13,306	$11,302
1/31/2024	$13,042	$13,385	$11,271
2/29/2024	$13,142	$13,480	$11,112
3/31/2024	$13,292	$13,615	$11,215
4/30/2024	$13,150	$13,495	$10,931
5/31/2024	$13,351	$13,691	$11,117
6/30/2024	$13,421	$13,819	$11,222
7/31/2024	$13,624	$14,026	$11,484
8/31/2024	$13,819	$14,263	$11,649
9/30/2024	$14,024	$14,437	$11,805
10/31/2024	$13,909	$14,313	$11,512
11/30/2024	$13,958	$14,400	$11,634
12/31/2024	$13,892	$14,322	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.73%	1.50%	3.52%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8763-R5

02/25

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.87%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 7.63% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Energy sector (Latin America, Asia). Government allocation (primarily sovereign debt in Africa, Middle East).

Top detractors from performance:  Sector allocation to Real Estate (Asia). Sector allocation to Basic Materials (Latin America).

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,995	$10,070
8/31/2015	$9,894	$9,840	$10,055
9/30/2015	$9,849	$9,724	$10,123
10/31/2015	$10,058	$9,941	$10,125
11/30/2015	$9,989	$9,889	$10,098
12/31/2015	$9,882	$9,768	$10,065
1/31/2016	$9,859	$9,733	$10,204
2/29/2016	$9,967	$9,833	$10,276
3/31/2016	$10,322	$10,147	$10,371
4/30/2016	$10,503	$10,323	$10,410
5/31/2016	$10,536	$10,345	$10,413
6/30/2016	$10,700	$10,529	$10,600
7/31/2016	$10,866	$10,696	$10,667
8/31/2016	$11,018	$10,837	$10,655
9/30/2016	$11,009	$10,853	$10,649
10/31/2016	$10,992	$10,852	$10,567
11/30/2016	$10,714	$10,627	$10,317
12/31/2016	$10,798	$10,711	$10,332
1/31/2017	$10,961	$10,843	$10,352
2/28/2017	$11,140	$10,994	$10,422
3/31/2017	$11,168	$11,029	$10,416
4/30/2017	$11,296	$11,153	$10,497
5/31/2017	$11,360	$11,224	$10,577
6/30/2017	$11,375	$11,247	$10,567
7/31/2017	$11,485	$11,335	$10,612
8/31/2017	$11,625	$11,445	$10,707
9/30/2017	$11,681	$11,484	$10,656
10/31/2017	$11,747	$11,523	$10,663
11/30/2017	$11,738	$11,526	$10,649
12/31/2017	$11,770	$11,563	$10,698
1/31/2018	$11,822	$11,571	$10,575
2/28/2018	$11,684	$11,454	$10,474
3/31/2018	$11,598	$11,432	$10,542
4/30/2018	$11,528	$11,357	$10,463
5/31/2018	$11,381	$11,278	$10,538
6/30/2018	$11,265	$11,230	$10,525
7/31/2018	$11,511	$11,393	$10,527
8/31/2018	$11,306	$11,270	$10,595
9/30/2018	$11,452	$11,377	$10,527
10/31/2018	$11,364	$11,309	$10,444
11/30/2018	$11,293	$11,291	$10,506
12/31/2018	$11,381	$11,372	$10,699
1/31/2019	$11,748	$11,681	$10,813
2/28/2019	$11,902	$11,807	$10,806
3/31/2019	$12,008	$11,958	$11,014
4/30/2019	$12,114	$12,051	$11,017
5/31/2019	$12,123	$12,110	$11,212
6/30/2019	$12,449	$12,377	$11,353
7/31/2019	$12,589	$12,487	$11,378
8/31/2019	$12,492	$12,503	$11,673
9/30/2019	$12,641	$12,582	$11,611
10/31/2019	$12,730	$12,689	$11,646
11/30/2019	$12,762	$12,737	$11,640
12/31/2019	$12,968	$12,860	$11,632
1/31/2020	$13,107	$13,058	$11,855
2/29/2020	$13,020	$13,057	$12,069
3/31/2020	$11,295	$11,553	$11,998
4/30/2020	$11,807	$12,026	$12,211
5/31/2020	$12,327	$12,496	$12,268
6/30/2020	$12,664	$12,840	$12,345
7/31/2020	$13,011	$13,138	$12,530
8/31/2020	$13,152	$13,256	$12,428
9/30/2020	$13,045	$13,193	$12,422
10/31/2020	$13,101	$13,226	$12,366
11/30/2020	$13,537	$13,579	$12,488
12/31/2020	$13,767	$13,778	$12,505
1/31/2021	$13,744	$13,769	$12,415
2/28/2021	$13,714	$13,755	$12,236
3/31/2021	$13,553	$13,667	$12,083
4/30/2021	$13,637	$13,749	$12,178
5/31/2021	$13,731	$13,838	$12,218
6/30/2021	$13,823	$13,954	$12,304
7/31/2021	$13,842	$13,984	$12,442
8/31/2021	$13,967	$14,083	$12,418
9/30/2021	$13,879	$13,989	$12,310
10/31/2021	$13,833	$13,924	$12,307
11/30/2021	$13,690	$13,847	$12,344
12/31/2021	$13,773	$13,903	$12,312
1/31/2022	$13,522	$13,670	$12,047
2/28/2022	$12,940	$13,009	$11,912
3/31/2022	$12,702	$12,677	$11,581
4/30/2022	$12,330	$12,416	$11,142
5/31/2022	$12,260	$12,343	$11,214
6/30/2022	$11,809	$11,965	$11,038
7/31/2022	$12,017	$12,091	$11,307
8/31/2022	$12,099	$12,113	$10,988
9/30/2022	$11,571	$11,649	$10,513
10/31/2022	$11,406	$11,410	$10,377
11/30/2022	$12,060	$12,013	$10,759
12/31/2022	$12,277	$12,198	$10,710
1/31/2023	$12,643	$12,569	$11,040
2/28/2023	$12,360	$12,368	$10,754
3/31/2023	$12,423	$12,471	$11,027
4/30/2023	$12,525	$12,581	$11,094
5/31/2023	$12,414	$12,508	$10,973
6/30/2023	$12,515	$12,643	$10,934
7/31/2023	$12,639	$12,766	$10,927
8/31/2023	$12,517	$12,709	$10,857
9/30/2023	$12,433	$12,610	$10,581
10/31/2023	$12,250	$12,457	$10,414
11/30/2023	$12,747	$12,910	$10,886
12/31/2023	$13,166	$13,306	$11,302
1/31/2024	$13,195	$13,385	$11,271
2/29/2024	$13,297	$13,480	$11,112
3/31/2024	$13,451	$13,615	$11,215
4/30/2024	$13,309	$13,495	$10,931
5/31/2024	$13,514	$13,691	$11,117
6/30/2024	$13,597	$13,819	$11,222
7/31/2024	$13,804	$14,026	$11,484
8/31/2024	$13,993	$14,263	$11,649
9/30/2024	$14,212	$14,437	$11,805
10/31/2024	$14,086	$14,313	$11,512
11/30/2024	$14,148	$14,400	$11,634
12/31/2024	$14,071	$14,322	$11,444

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.87%	1.65%	3.66%
JPM CEMBI Broad Diversified Index	7.63%	2.18%	3.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$36,267,480
# of Portfolio Holdings	176
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$13,518

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	13.93%
Communications	5.18%
Consumer Discretionary	6.95%
Consumer Staples	5.71%
Diversified	1.11%
Energy	18.49%
Financial	19.55%
Government	7.63%
Industrial	4.92%
Materials	0.09%
Technology	2.47%
Utilities	11.87%
Repurchase Agreements	1.70%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses increased from 0.70% to 0.76% as part of the annual review of transfer agency expense.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8795-R6

02/25

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$109,000	$160,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	109,000	160,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$109,000	$160,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Emerging Markets Bond Fund

17	Emerging Markets Corporate Debt Fund

31	Statements of Assets and Liabilities (Item 7)

33	Statements of Operations (Item 7)

34	Statements of Changes in Net Assets (Item 7)

36	Financial Highlights (Item 7)

44	Notes to Financial Statements (Item 7)

65	Report of Independent Registered Public Accounting Firm (Item 7)

66	Changes in and Disagreements with Accountants (Item 8)

66	Proxy Disclosures (Item 9)

66	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 96.13%

CONVERTIBLE BONDS 0.04%

China
Lodging
H World Group Ltd.	3.00%		5/1/2026		$48,000	$50,990

CORPORATE BONDS 31.62%

Argentina 0.55%
Energy-Alternate Sources 0.31%
YPF Energia Electrica SA†	7.875%		10/16/2032		343,000	339,563
Oil & Gas 0.24%
Pan American Energy LLC†(a)	8.50%		4/30/2032		249,000	265,916
Total Argentina						605,479

Brazil 1.50%
Airlines 0.40%
Azul Secured Finance II LLP†	12.82% (3 mo. USD Term SOFR + 8.25%	)#	1/28/2025		28,094	28,455
Azul Secured Finance LLP†	11.93%		8/28/2028		411,930	416,369
						444,824
Building Materials 0.21%
St. Mary’s Cement, Inc.†	5.75%		4/2/2034		242,000	233,683
Diversified Financial Services 0.27%
XP, Inc.†	6.75%		7/2/2029		300,000	298,503
Forest Products & Paper 0.19%
LD Celulose International GmbH†	7.95%		1/26/2032		208,000	208,731
Iron-Steel 0.26%
Vale Overseas Ltd.	6.40%		6/28/2054		290,000	285,411
Transportation 0.17%
Rumo Luxembourg SARL	5.25%		1/10/2028		200,000	194,778
Total Brazil						1,665,930

Chile 2.28%
Banks 0.19%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(b)	200,000	209,350
Electric 0.51%
Alfa Desarrollo SpA†	4.55%		9/27/2051		495,520	365,624
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		200,000	194,606
						560,230

See Notes to Financial Statements.	1

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chile (continued)
Forest Products & Paper 0.27%
Inversiones CMPC SA†	6.125%	2/26/2034	$300,000	$302,090
Mining 1.31%
Antofagasta PLC†	6.25%	5/2/2034	200,000	203,209
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	850,000	762,858
Corp. Nacional del Cobre de Chile†	6.30%	9/8/2053	500,000	490,177
				1,456,244
Total Chile				2,527,914

China 1.10%
Internet 0.73%
Meituan†	4.625%	10/2/2029	384,000	371,632
Prosus NV†	3.832%	2/8/2051	675,000	436,826
				808,458
Investment Companies 0.37%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	430,000	409,661
Total China				1,218,119

Colombia 1.46%
Oil & Gas 1.14%
Ecopetrol SA	5.875%	11/2/2051	500,000	336,139
Ecopetrol SA	7.75%	2/1/2032	750,000	728,433
Ecopetrol SA	8.375%	1/19/2036	210,000	202,697
				1,267,269
Pipelines 0.32%
AL Candelaria -spain- SA†	5.75%	6/15/2033	437,000	355,432
Total Colombia				1,622,701

Dominican Republic 0.69%
Energy-Alternate Sources 0.51%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	610,000	565,363
Engineering & Construction 0.18%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%	6/30/2034	200,000	204,250
Total Dominican Republic				769,613

Guatemala 0.51%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	600,000	569,368

India 1.63%
Commercial Services 0.34%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	380,395

2	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
India (continued)
Energy-Alternate Sources 0.82%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy†	6.70%		3/12/2042		$348,796	$289,351
Greenko Solar Mauritius Ltd.	5.55%		1/29/2025		300,000	299,866
Greenko Solar Mauritius Ltd.	5.95%		7/29/2026		310,000	314,268
						903,485
Engineering & Construction 0.19%
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032		208,000	210,694
Mining 0.28%
Vedanta Resources Finance II PLC†	10.25%		6/3/2028		300,000	305,961
Total India						1,800,535

Indonesia 2.86%
Coal 0.23%
Indika Energy Tbk. PT†	8.75%		5/7/2029		250,000	257,429
Electric 1.08%
Minejesa Capital BV	5.625%		8/10/2037		630,000	586,224
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050		880,000	613,391
						1,199,615
Mining 1.01%
Freeport Indonesia PT†	4.763%		4/14/2027		705,000	698,944
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		230,000	229,388
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050		200,000	187,310
						1,115,642
Oil & Gas 0.54%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		270,000	285,010
Pertamina Persero PT†	5.625%		5/20/2043		330,000	312,054
						597,064
Total Indonesia						3,169,750

Kazakhstan 0.99%
Oil & Gas 0.43%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	476,575
Pipelines 0.56%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	622,042
Total Kazakhstan						1,098,617

Kuwait 0.45%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(b)	500,000	492,627

See Notes to Financial Statements.	3

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Macau 1.02%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027	$385,000	$372,926
MGM China Holdings Ltd.†	7.125%		6/26/2031	200,000	202,897
Wynn Macau Ltd.†	5.625%		8/26/2028	580,000	559,120
Total Macau					1,134,943

Malaysia 1.26%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032	650,000	543,648
Petronas Capital Ltd.†	3.404%		4/28/2061	1,300,000	856,792
Total Malaysia					1,400,440

Mexico 3.54%
Banks 0.21%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031	250,000	230,494
Electric 0.46%
Comision Federal de Electricidad	3.875%		7/26/2033	350,000	282,389
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041	235,000	230,465
					512,854
Food 0.24%
Gruma SAB de CV†	5.39%		12/9/2034	280,000	272,812
Oil & Gas 2.08%
Petroleos Mexicanos	6.70%		2/16/2032	784,000	682,640
Petroleos Mexicanos	6.75%		9/21/2047	880,000	605,632
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	1,014,815
					2,303,087
REITS 0.55%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031	400,000	335,880
Trust Fibra Uno	4.869%		1/15/2030	300,000	272,020
					607,900
Total Mexico					3,927,147

Morocco 0.24%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	264,900

4	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oman 1.28%
Electric 0.98%
Mazoon Assets Co. SAOC†	5.25%		10/9/2031		$500,000	$491,099
OmGrid Funding Ltd.†	5.196%		5/16/2027		600,000	592,580
						1,083,679
Oil & Gas 0.30%
EDO Sukuk Ltd.†	5.875%		9/21/2033		325,000	331,418
Total Oman						1,415,097

Panama 0.49%
Banks
Multibank, Inc.	7.75%		2/3/2028		530,000	537,704

Paraguay 0.26%
Banks
Banco Continental SAECA†	2.75%		12/10/2025		300,000	290,256

Peru 1.26%
Banks 0.58%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		415,000	421,219
Banco de Credito del Peru SA†	5.85%		1/11/2029		215,000	218,876
						640,095
Electric 0.18%
Niagara Energy SAC†	5.746%		10/3/2034		200,000	194,050
Oil & Gas 0.50%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		510,000	556,822
Total Peru						1,390,967

Philippines 0.31%
Retail
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%	)#	–	(b)	342,000	341,402

Qatar 0.98%
Oil & Gas
QatarEnergy†	2.25%		7/12/2031		679,000	572,569
QatarEnergy†	3.30%		7/12/2051		750,000	514,678
Total Qatar						1,087,247

Saudi Arabia 0.30%
Investment Companies
Gaci First Investment Co.	4.875%		2/14/2035		350,000	329,190

See Notes to Financial Statements.	5

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Singapore 0.52%
Banks
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		$608,000	$576,439

South Africa 0.90%
Electric
Eskom Holdings SOC Ltd.	6.35%		8/10/2028		300,000	298,479
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		700,000	699,790
Total South Africa						998,269

Thailand 1.02%
Banks 0.51%
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034		625,000	566,926
Chemicals 0.51%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		665,000	567,123
Total Thailand						1,134,049

Turkey 1.99%
Banks 0.67%
Akbank TAS†	9.369% (5 yr. CMT + 5.27%	)#	–	(b)	330,000	336,225
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		400,000	401,915
						738,140
Building Materials 0.27%
Sisecam U.K. PLC†	8.625%		5/2/2032		300,000	298,367
Commercial Services 0.52%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		600,920	575,760
Mining 0.53%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	587,973
Total Turkey						2,200,240

United Arab Emirates 1.40%
Energy-Alternate Sources 0.47%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		632,420	515,461
Investment Companies 0.25%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		270,000	281,592
Pipelines 0.68%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	755,556
Total United Arab Emirates						1,552,609

6	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
United Kingdom 0.19%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(b)	$200,000	$208,249

United States 0.16%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	173,245

Uzbekistan 0.24%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031		272,000	269,521

Venezuela 0.24%
Oil & Gas
Petroleos de Venezuela SA(c)	9.00%		11/17/2021		2,490,000	265,089
Total Corporate Bonds (cost $37,037,615)						35,037,656

FOREIGN GOVERNMENT OBLIGATIONS 64.47%

Angola 1.59%
Angola Government International Bonds†	8.25%		5/9/2028		800,000	754,000
Angola Government International Bonds	8.75%		4/14/2032		300,000	265,683
Angola Government International Bonds†	9.125%		11/26/2049		925,000	743,584
Total Angola						1,763,267

Argentina 2.50%
Argentina Government International Bonds	3.50%	(d)	7/9/2041		378,703	237,321
Argentina Government International Bonds	4.125%	(d)	7/9/2035		1,046,737	696,766
Argentina Government International Bonds	5.00%	(d)	1/9/2038		1,081,193	758,553
Argentina Republic Government International Bonds	0.75%	(d)	7/9/2030		1,075,470	831,553
Argentina Republic Government International Bonds	4.125%	(d)	7/9/2046		375,000	249,740
Total Argentina						2,773,933

Azerbaijan 0.15%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032		200,000	169,741

Bahrain 2.08%
Bahrain Government International Bonds†	7.00%		1/26/2026		900,000	906,780
Bahrain Government International Bonds†	7.50%		2/12/2036		700,000	719,353
Bahrain Government International Bonds	7.50%		9/20/2047		700,000	683,184
Total Bahrain						2,309,317

See Notes to Financial Statements.	7

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Bermuda 0.25%
Bermuda Government International Bonds†	2.375%		8/20/2030	$320,000	$273,120

Brazil 2.50%
Brazil Government International Bonds	6.125%		3/15/2034	1,481,000	1,384,850
Brazil Government International Bonds	7.125%		5/13/2054	1,500,000	1,390,609
Total Brazil					2,775,459

Chile 1.47%
Chile Government International Bonds	4.95%		1/5/2036	1,130,000	1,071,865
Chile Government International Bonds(a)	5.33%		1/5/2054	600,000	556,285
Total Chile					1,628,150

Colombia 2.52%
Colombia Government International Bonds	4.125%		5/15/2051	750,000	431,164
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,174,595
Colombia Government International Bonds	7.50%		2/2/2034	1,200,000	1,183,800
Total Colombia					2,789,559

Costa Rica 0.86%
Costa Rica Government International Bonds†	5.625%		4/30/2043	550,000	492,525
Costa Rica Government International Bonds†	6.55%		4/3/2034	450,000	458,381
Total Costa Rica					950,906

Dominican Republic 2.08%
Dominican Republic International Bonds†	4.50%		1/30/2030	1,200,000	1,101,900
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	639,000
Dominican Republic International Bonds	6.00%		2/22/2033	580,000	558,540
Total Dominican Republic					2,299,440

Ecuador 1.18%
Ecuador Government International Bonds†	5.00%	(d)	7/31/2040	1,114,077	574,886
Ecuador Government International Bonds†	5.50%	(d)	7/31/2035	1,275,000	727,328
Total Ecuador					1,302,214

Egypt 3.26%
Egypt Government International Bonds†	7.30%		9/30/2033	1,100,000	934,473
Egypt Government International Bonds	7.60%		3/1/2029	250,000	242,779
Egypt Government International Bonds	7.60%		3/1/2029	1,400,000	1,359,565
Egypt Government International Bonds†	7.903%		2/21/2048	920,000	677,229
Egypt Government International Bonds†	8.75%		9/30/2051	500,000	395,516
Total Egypt					3,609,562

8	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
El Salvador 1.68%
El Salvador Government International Bonds	7.625%		2/1/2041	$350,000	$326,156
El Salvador Government International Bonds	7.65%		6/15/2035	850,000	824,967
El Salvador Government International Bonds†	9.25%		4/17/2030	423,000	448,909
El Salvador Government International Bonds†(a)	9.65%		11/21/2054	244,000	257,664
Total El Salvador					1,857,696

Ghana 1.05%
Ghana Government International Bonds†	Zero Coupon		7/3/2026	70,720	66,077
Ghana Government International Bonds†	Zero Coupon		1/3/2030	118,710	92,241
Ghana Government International Bonds†	5.00%	(d)	7/3/2029	534,820	462,998
Ghana Government International Bonds†	5.00%	(d)	7/3/2035	769,080	542,968
Total Ghana					1,164,284

Guatemala 0.89%
Guatemala Government Bonds	3.70%		10/7/2033	250,000	202,719
Guatemala Government Bonds†	4.375%		6/5/2027	325,000	313,300
Guatemala Government Bonds†	6.125%		6/1/2050	200,000	178,175
Guatemala Government Bonds†	6.55%		2/6/2037	300,000	295,200
Total Guatemala					989,394

Hungary 2.39%
Hungary Government International Bonds	3.125%		9/21/2051	750,000	441,093
Hungary Government International Bonds	5.25%		6/16/2029	866,000	852,641
Hungary Government International Bonds	5.50%		6/16/2034	1,100,000	1,050,332
Hungary Government International Bonds†	6.125%		5/22/2028	300,000	305,142
Total Hungary					2,649,208

India 0.98%
Export-Import Bank of India	5.50%		1/18/2033	1,075,000	1,083,629

Indonesia 1.55%
Indonesia Government International Bonds	1.85%		3/12/2031	1,860,000	1,526,176
Perusahaan Penerbit SBSN Indonesia III†	4.70%		6/6/2032	200,000	193,625
Total Indonesia					1,719,801

Jordan 0.59%
Jordan Government International Bonds†	5.85%		7/7/2030	500,000	458,281
Jordan Government International Bonds†	7.50%		1/13/2029	200,000	199,234
Total Jordan					657,515

Kazakhstan 0.44%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	200,000	199,150
Kazakhstan Government International Bonds†	4.714%		4/9/2035	300,000	287,610
Total Kazakhstan					486,760

See Notes to Financial Statements.	9

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kenya 1.03%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		$520,000	$410,499
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	164,997
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		568,000	562,554
Total Kenya					1,138,050

Latvia 0.26%
Latvia Government International Bonds†	5.125%	7/30/2034		300,000	292,530

Lebanon 0.29%
Lebanon Government International Bonds(c)	6.65%	2/26/2030		522,000	68,047
Lebanon Government International Bonds(c)	6.65%	2/26/2030		1,948,000	253,939
Total Lebanon					321,986

Mexico 2.53%
Mexico Bonos	7.75%	5/29/2031	MXN	2,080,000	89,047
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	319,029
Mexico Government International Bonds	5.00%	5/7/2029		655,000	633,067
Mexico Government International Bonds	6.00%	5/7/2036		950,000	896,356
Mexico Government International Bonds	6.338%	5/4/2053		974,000	870,333
Total Mexico					2,807,832

Morocco 0.75%
Morocco Government International Bonds†(a)	3.00%	12/15/2032		600,000	490,658
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	339,675
Total Morocco					830,333

Nigeria 2.71%
Nigeria Government International Bonds†	6.50%	11/28/2027		1,015,000	964,513
Nigeria Government International Bonds†	7.375%	9/28/2033		1,150,000	985,857
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	479,768
Nigeria Government International Bonds†	10.375%	12/9/2034		560,000	572,533
Total Nigeria					3,002,671

Oman 1.66%
Oman Government International Bonds†	6.25%	1/25/2031		800,000	822,080
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	1,015,424
Total Oman					1,837,504

Pakistan 0.93%
Pakistan Government International Bonds	6.00%	4/8/2026		415,000	391,242
Pakistan Government International Bonds	7.375%	4/8/2031		765,000	640,366
Total Pakistan					1,031,608

10	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Panama 1.61%
Panama Government International Bonds	2.252%	9/29/2032		$1,480,000	$1,038,130
Panama Government International Bonds(a)	3.87%	7/23/2060		1,410,000	740,872
Total Panama					1,779,002

Paraguay 0.73%
Paraguay Government International Bonds†	5.40%	3/30/2050		375,000	318,844
Paraguay Government International Bonds†	5.85%	8/21/2033		500,000	492,000
Total Paraguay					810,844

Peru 2.44%
Peru Government International Bonds	1.862%	12/1/2032		1,100,000	834,625
Peru Government International Bonds	3.00%	1/15/2034		1,900,000	1,530,925
Peru Government International Bonds	5.875%	8/8/2054		350,000	334,719
Total Peru					2,700,269

Philippines 1.38%
Philippines Government International Bonds	2.65%	12/10/2045		1,000,000	635,535
ROP Sukuk Trust†(a)	5.045%	6/6/2029		900,000	898,722
Total Philippines					1,534,257

Poland 1.62%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034		200,000	199,008
Republic of Poland Government International Bonds	5.125%	9/18/2034		600,000	581,919
Republic of Poland Government International Bonds	5.50%	4/4/2053		1,100,000	1,017,204
Total Poland					1,798,131

Qatar 0.73%
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	806,698

Romania 1.26%
Romania Government International Bonds†	2.625%	12/2/2040	EUR	500,000	331,824
Romania Government International Bonds	4.00%	2/14/2051		$400,000	252,937
Romania Government International Bonds†	5.75%	3/24/2035		546,000	488,020
Romania Government International Bonds	7.125%	1/17/2033		320,000	324,819
Total Romania					1,397,600

Saudi Arabia 1.82%
KSA Sukuk Ltd.†	5.25%	6/4/2034		250,000	248,127
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,766,368
Total Saudi Arabia					2,014,495

See Notes to Financial Statements.	11

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Senegal 0.61%
Senegal Government International Bonds†	5.375%		6/8/2037	EUR	220,000	$161,633
Senegal Government International Bonds†	6.25%		5/23/2033		$350,000	280,681
Senegal Government International Bonds	6.75%		3/13/2048		350,000	237,923
Total Senegal						680,237

Serbia 0.64%
Serbia International Bonds†	6.00%		6/12/2034		200,000	196,987
Serbia International Bonds†	6.25%		5/26/2028		500,000	508,607
Total Serbia						705,594

South Africa 2.65%
Republic of South Africa Government International Bonds	4.30%		10/12/2028		1,556,000	1,457,098
Republic of South Africa Government International Bonds	5.75%		9/30/2049		1,323,000	993,282
Republic of South Africa Government International Bonds†	7.10%		11/19/2036		500,000	487,790
Total South Africa						2,938,170

Sri Lanka 1.28%
Sri Lanka Government International Bonds†	3.10%	(d)	1/15/2030		217,641	180,642
Sri Lanka Government International Bonds†	3.35%	(d)	3/15/2033		426,900	324,999
Sri Lanka Government International Bonds†	3.60%	(d)	6/15/2035		288,257	208,986
Sri Lanka Government International Bonds†	3.60%	(d)	5/15/2036		200,056	152,543
Sri Lanka Government International Bonds†	3.60%	(d)	2/15/2038		400,282	306,736
Sri Lanka Government International Bonds†	4.00%		4/15/2028		257,427	241,673
Total Sri Lanka						1,415,579

Supranational 0.24%
African Export-Import Bank	3.798%		5/17/2031		300,000	261,706

Trinidad And Tobago 0.60%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034		675,000	666,043

Turkey 2.80%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028		500,000	542,791
Turkiye Government Bonds	37.00%		2/18/2026	TRY	1,860,000	51,888
Turkiye Government International Bonds	5.75%		5/11/2047		$1,250,000	932,669
Turkiye Government International Bonds	7.625%		5/15/2034		1,250,000	1,271,828
Turkiye Ihracat Kredi Bankasi AS†	7.50%		2/6/2028		300,000	306,112
Total Turkey						3,105,288

12	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Ukraine 1.24%
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2030	$38,861	$21,323
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2035	685,700	407,151
Ukraine Government International Bonds†	Zero Coupon	(d)	2/1/2036	102,266	60,318
Ukraine Government International Bonds	Zero Coupon	#(e)	8/1/2041	400,000	300,877
Ukraine Government International Bonds†	1.75%	(d)	2/1/2029	186,000	129,768
Ukraine Government International Bonds†	1.75%	(d)	2/1/2034	142,283	80,568
Ukraine Government International Bonds†	1.75%	(d)	2/1/2035	248,996	137,570
Ukraine Government International Bonds†	1.75%	(d)	2/1/2036	320,138	173,808
Ukraine Government International Bonds†	3.00%	(d)	2/1/2034	145,218	60,451
Total Ukraine					1,371,834

United Arab Emirates 1.06%
Abu Dhabi Government International Bonds†	3.125%		9/30/2049	450,000	299,770
Finance Department Government of Sharjah	3.625%		3/10/2033	500,000	420,201
UAE International Government Bonds†	3.25%		10/19/2061	700,000	459,294
Total United Arab Emirates					1,179,265

Uruguay 0.54%
Uruguay Government International Bonds	4.975%		4/20/2055	226,000	200,581
Uruguay Government International Bonds	5.75%		10/28/2034	385,000	396,013
Total Uruguay					596,594

Uzbekistan 0.18%
Republic of Uzbekistan International Bonds†	6.90%		2/28/2032	200,000	195,489

Venezuela 0.27%
Venezuela Government International Bonds(c)	12.75%		8/23/2022	1,860,000	296,438

Zambia 0.60%
Zambia Government International Bonds	0.50%		12/31/2053	363,000	208,456
Zambia Government International Bonds	5.75%	(d)	6/30/2033	524,446	460,856
Total Zambia					669,312
Total Foreign Government Obligations (cost $78,519,801)					71,438,314
Total Long-Term Investments (cost $115,612,976)					106,526,960

SHORT-TERM INVESTMENTS 4.28%

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Bills (cost $1,106,044)	Zero Coupon		4/1/2025	1,118,000	1,106,512

See Notes to Financial Statements.	13

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 0.87%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $986,900 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $986,923; proceeds: $967,486 (cost $967,375)	$967,375	$967,375

Time Deposits 0.24%
CitiBank N.A.(f)
(cost $266,546)	266,546	266,546

	Shares
Money Market Funds 2.17%
Fidelity Government Portfolio(f) (cost $2,398,914)	2,398,914	2,398,914
Total Short-Term Investments (cost $4,738,880)		4,739,347
Total Investments in Securities 100.41% (cost $120,351,855)		111,266,307
Other Assets and Liabilities – Net(g) (0.41)%		(456,995)
Net Assets 100.00%		$110,809,312

EUR	Euro.
MXN	Mexican Peso.
TRY	Turkish Lira.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $56,139,881, which represents 50.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2024

Forward Foreign Currency Exchange Contracts at December 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	2/20/2025	504,000	$536,385	$523,116	$13,269

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bund	March 2025	5	Short	EUR	(683,697)	EUR	(667,200)	$17,088
U.S. 10-Year Treasury Note	March 2025	25	Short		$(2,748,507)		$(2,718,750)	29,757
U.S. 10-Year Ultra Treasury Note	March 2025	126	Short		(14,220,075)		(14,025,375)	194,700
U.S. Ultra Treasury Bond	March 2025	22	Short		(2,708,740)		(2,615,938)	92,802
Total Unrealized Appreciation on Futures Contracts								$334,347

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	46	Long		$9,461,741		$9,458,031	$(3,710)
U.S. 5-Year Treasury Note	March 2025	4	Long		429,567		425,219	(4,348)
U.S. Long Bond	March 2025	56	Long		6,538,842		6,375,250	(163,592)
Total Unrealized Depreciation on Futures Contracts								$(171,650)

See Notes to Financial Statements.	15

Schedule of Investments (concluded)

EMERGING MARKETS BOND FUND December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$50,990	$–	$50,990
Corporate Bonds	–	35,037,656	–	35,037,656
Foreign Government Obligations	–	71,438,314	–	71,438,314
Short-Term Investments
Repurchase Agreements	–	967,375	–	967,375
U.S. Treasury Obligations	–	1,106,512	–	1,106,512
Time Deposits	–	266,546	–	266,546
Money Market Funds	2,398,914	–	–	2,398,914
Total	$2,398,914	$108,867,393	$–	$111,266,307
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$13,269	$–	$13,269
Liabilities	–	–	–	–
Futures Contracts
Assets	334,347	–	–	334,347
Liabilities	(171,650)	–	–	(171,650)
Total	$162,697	$13,269	$–	$175,966

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 93.11%

COMMON STOCKS 0.09%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$31,733

	Interest Rate	Maturity Date	Principal Amount‡
CONVERTIBLE BONDS 0.67%

China 0.12%
Equity Real Estate 0.09%
Sunac China Holdings Ltd.	Zero Coupon	9/30/2028	$100,000	32,298
Lodging 0.03%
H World Group Ltd.	3.00%	5/1/2026	12,000	12,747
Total China				45,045

Macau 0.55%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	200,375
Total Convertible Bonds (cost $252,967)				245,420

CORPORATE BONDS 86.70%

Argentina 2.19%
Energy-Alternate Sources 0.48%
YPF Energia Electrica SA†	7.875%	10/16/2032	175,000	173,246
Oil & Gas 1.48%
Pan American Energy LLC†(a)	8.50%	4/30/2032	77,000	82,231
Vista Energy Argentina SAU†	7.625%	12/10/2035	121,000	120,365
YPF SA†	6.95%	7/21/2027	69,000	67,594
YPF SA†	9.50%	1/17/2031	250,000	267,627
				537,817
Telecommunications 0.23%
Telecom Argentina SA†	9.50%	7/18/2031	80,000	82,320
Total Argentina				793,383

Australia 0.50%
Mining
AngloGold Ashanti Holdings PLC	3.75%	10/1/2030	200,000	181,013

See Notes to Financial Statements.	17

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil 5.07%
Airlines 0.65%
Azul Secured Finance II LLP†	12.82% (3 mo. USD Term SOFR + 8.25%	)#	1/28/2025		$28,094	$28,454
Azul Secured Finance LLP†	11.93%		8/28/2028		205,965	208,185
						236,639
Building Materials 0.53%
St. Mary’s Cement, Inc.†(a)	5.75%		4/2/2034		200,000	193,127
Diversified Financial Services 0.55%
XP, Inc.†	6.75%		7/2/2029		200,000	199,002
Engineering & Construction 0.55%
Sitios Latinoamerica SAB de CV†	6.00%		11/25/2029		200,000	199,330
Forest Products & Paper 0.55%
LD Celulose International GmbH†	7.95%		1/26/2032		200,000	200,703
Health Care-Services 0.53%
Rede D’or Finance SARL	4.95%		1/17/2028		200,000	191,104
Internet 0.54%
MercadoLibre, Inc.	2.375%		1/14/2026		200,000	194,245
Iron-Steel 1.17%
CSN Resources SA	4.625%		6/10/2031		200,000	155,468
Samarco Mineracao SA	9.00%		6/30/2031		156,077	152,748
Vale Overseas Ltd.	6.40%		6/28/2054		117,000	115,148
						423,364
Total Brazil						1,837,514

Chile 4.92%
Banks 1.11%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027		200,000	191,669
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(b)	200,000	209,350
						401,019
Electric 1.57%
Alfa Desarrollo SpA†	4.55%		9/27/2051		247,760	182,813
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		200,000	194,606
Colbun SA	3.95%		10/11/2027		200,000	192,827
						570,246
Forest Products & Paper 0.56%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	201,393

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chile (continued)
Mining 1.68%
Antofagasta PLC†	6.25%	5/2/2034	$400,000	$406,417
Corp. Nacional del Cobre de Chile	6.44%	1/26/2036	200,000	204,238
				610,655
Total Chile				1,783,313

China 5.59%
Gas 0.54%
ENN Clean Energy International Investment Ltd.	3.375%	5/12/2026	200,000	194,920
Internet 2.98%
Alibaba Group Holding Ltd.†	5.25%	5/26/2035	200,000	195,944
Meituan†	4.625%	10/2/2029	288,000	278,724
Prosus NV	3.061%	7/13/2031	200,000	168,052
Prosus NV†	3.832%	2/8/2051	400,000	258,860
Weibo Corp.	3.375%	7/8/2030	200,000	179,293
				1,080,873
Investment Companies 0.53%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	200,000	190,540
Real Estate 0.53%
Kaisa Group Holdings Ltd.(c)	11.95%	10/22/2022	400,000	25,000
Longfor Group Holdings Ltd.	3.95%	9/16/2029	200,000	150,504
Ronshine China Holdings Ltd.(c)	8.10%	6/9/2023	200,000	4,300
Shimao Group Holdings Ltd.(c)	3.45%	1/11/2031	200,000	13,240
				193,044
Telecommunications 0.47%
Xiaomi Best Time International Ltd.	2.875%	7/14/2031	200,000	171,370
Transportation 0.54%
Yunda Holding Investment Ltd.	2.25%	8/19/2025	200,000	195,634
Total China				2,026,381

Colombia 3.06%
Banks 0.55%
Banco de Bogota SA†	6.25%	5/12/2026	200,000	200,104
Oil & Gas 1.95%
Ecopetrol SA	5.875%	11/2/2051	302,000	203,028
Ecopetrol SA	7.75%	2/1/2032	250,000	242,811
Ecopetrol SA	8.375%	1/19/2036	270,000	260,610
				706,449

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Colombia (continued)
Pipelines 0.56%
AL Candelaria -spain- SA†	5.75%	6/15/2033	$250,000	$203,337
Total Colombia				1,109,890

Dominican Republic 1.07%
Energy-Alternate Sources 0.51%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	200,000	185,365
Engineering & Construction 0.56%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%	6/30/2034	200,000	204,250
Total Dominican Republic				389,615

Ghana 0.54%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	200,000	194,140

Guatemala 1.06%
Beverages 0.53%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	203,000	192,636
Electric 0.53%
Investment Energy Resources Ltd.	6.25%	4/26/2029	200,000	192,834
Total Guatemala				385,470

India 6.84%
Biotechnology 0.53%
Biocon Biologics Global PLC†	6.67%	10/9/2029	200,000	191,921
Commercial Services 1.16%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	228,237
JSW Infrastructure Ltd.	4.95%	1/21/2029	200,000	192,988
				421,225
Electric 1.27%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	275,914
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%	7/14/2028	200,000	185,933
				461,847
Energy-Alternate Sources 1.11%
Greenko Solar Mauritius Ltd.	5.55%	1/29/2025	200,000	199,911
Greenko Solar Mauritius Ltd.	5.95%	7/29/2026	200,000	202,753
				402,664
Engineering & Construction 1.09%
GMR Hyderabad International Airport Ltd.	4.25%	10/27/2027	200,000	191,261

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
India (continued)
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032	$200,000	$202,591
					393,852
Iron-Steel 0.53%
JSW Steel Ltd.	3.95%		4/5/2027	200,000	192,278
Mining 0.56%
Vedanta Resources Finance II PLC†	10.25%		6/3/2028	200,000	203,974
Oil & Gas 0.59%
Reliance Industries Ltd.	2.875%		1/12/2032	250,000	212,650
Total India					2,480,411

Indonesia 5.42%
Banks 0.54%
Bank Negara Indonesia Persero Tbk. PT	3.75%		3/30/2026	200,000	195,338
Coal 0.71%
Indika Energy Tbk. PT†	8.75%		5/7/2029	250,000	257,429
Electric 2.54%
Cikarang Listrindo Tbk. PT	4.95%		9/14/2026	200,000	198,163
Minejesa Capital BV	5.625%		8/10/2037	350,000	325,680
Pertamina Geothermal Energy PT	5.15%		4/27/2028	200,000	198,906
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031	200,000	197,750
					920,499
Iron-Steel 0.55%
Krakatau Posco PT	6.375%		6/11/2029	200,000	199,948
Mining 1.08%
Freeport Indonesia PT	5.315%		4/14/2032	200,000	194,885
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030	200,000	199,468
					394,353
Total Indonesia					1,967,567

Israel 2.55%
Banks 0.53%
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031	200,000	193,231
Oil & Gas 0.19%
Leviathan Bond Ltd.	6.75%		6/30/2030	70,000	66,397
Pharmaceuticals 1.83%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026	500,000	480,881
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046	255,000	183,662
					664,543
Total Israel					924,171

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Kazakhstan 2.27%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		$200,000	$194,944
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	186,232
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	186,233
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	255,308
Total Kazakhstan						822,717

Kuwait 1.33%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		200,000	188,068
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(b)	300,000	295,576
Total Kuwait						483,644

Macau 2.69%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	193,728
MGM China Holdings Ltd.†	7.125%		6/26/2031		200,000	202,897
Sands China Ltd.	5.40%		8/8/2028		200,000	197,895
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	201,710
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	181,104
Total Macau						977,334

Malaysia 1.00%
Oil & Gas 0.46%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	167,276
Transportation 0.54%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		200,000	194,705
Total Malaysia						361,981

Mexico 5.06%
Banks 1.07%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031		200,000	184,396
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		200,000	204,178
						388,574
Electric 1.53%
Comision Federal de Electricidad	3.875%		7/26/2033		200,000	161,365
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041		400,000	392,280
						553,645

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mexico (continued)
Food 0.54%
Gruma SAB de CV†	5.39%	12/9/2034		$200,000	$194,866
Mining 0.25%
Southern Copper Corp.	5.25%	11/8/2042		100,000	90,478
Oil & Gas 0.71%
Petroleos Mexicanos	6.70%	2/16/2032		296,000	257,731
REITS 0.96%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%	7/22/2031		200,000	167,940
Trust Fibra Uno	4.869%	1/15/2030		200,000	181,347
					349,287
Total Mexico					1,834,581

Morocco 1.04%
Chemicals
OCP SA†	3.75%	6/23/2031		200,000	172,787
OCP SA†	7.50%	5/2/2054		200,000	203,278
Total Morocco					376,065

Nigeria 0.28%
Banks
BOI Finance BV†	7.50%	2/16/2027	EUR	100,000	101,063

Oman 0.54%
Electric
Mazoon Assets Co. SAOC†	5.25%	10/9/2031		$200,000	196,440

Panama 1.02%
Banks 0.56%
Multibank, Inc.	7.75%	2/3/2028		200,000	202,907
Electric 0.46%
AES Panama Generation Holdings SRL	4.375%	5/31/2030		189,633	166,075
Total Panama					368,982

Paraguay 0.89%
Banks 0.53%
Banco Continental SAECA†	2.75%	12/10/2025		200,000	193,504
Telecommunications 0.36%
Telefonica Celular del Paraguay SA	5.875%	4/15/2027		131,000	129,965
Total Paraguay					323,469

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Peru 3.17%
Banks 1.02%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		$200,000	$202,997
Banco de Credito del Peru SA†	5.85%		1/11/2029		165,000	167,975
						370,972
Electric 0.54%
Niagara Energy SAC†	5.746%		10/3/2034		200,000	194,050
Oil & Gas 0.60%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	218,361
Packaging & Containers 0.50%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.75%		8/2/2028		200,000	181,825
Retail 0.51%
InRetail Consumer†	3.25%		3/22/2028		200,000	183,674
Total Peru						1,148,882

Philippines 2.19%
Holding Companies-Diversified 1.09%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%	)#	–	(b)	400,000	396,324
Oil & Gas 0.55%
Petron Corp.	5.95% (5 yr. CMT + 7.57%	)#	–	(b)	200,000	199,119
Retail 0.55%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%	)#	–	(b)	200,000	199,650
Total Philippines						795,093

Qatar 2.11%
Banks 0.79%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	286,540
Gas 0.32%
Nakilat, Inc.†	6.267%		12/31/2033		111,252	117,712
Oil & Gas 0.47%
QatarEnergy†	2.25%		7/12/2031		200,000	168,651
Telecommunications 0.53%
Ooredoo International Finance Ltd.†	4.625%		10/10/2034		200,000	191,296
Total Qatar						764,199

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		$300,000	$–	(d)
Sberbank of Russia Via SB Capital SA(c)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 2.72%
Electric 0.53%
Saudi Electricity Sukuk Programme Co.	5.684%		4/11/2053		200,000	194,073
Oil & Gas 1.18%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	427,105
Pipelines 1.01%
EIG Pearl Holdings SARL	3.545%		8/31/2036		200,000	171,362
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042		200,000	195,322
						366,684
Total Saudi Arabia						987,862

Singapore 1.05%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%	)#	3/10/2031		200,000	192,563
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		200,000	189,618
Total Singapore						382,181

South Africa 2.33%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034		450,000	453,008
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	202,661
Stillwater Mining Co.	4.00%		11/16/2026		200,000	190,079
Total South Africa						845,748

South Korea 4.36%
Banks 1.09%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%	)#	–	(b)	200,000	192,814
Woori Bank†	6.375% (5 yr. CMT + 2.28%	)#	–	(b)	200,000	202,818
						395,632
Chemicals 0.55%
Kraton Corp.†	5.00%		7/15/2027		200,000	200,861

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Korea (continued)
Electric 0.78%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		$300,000	$283,106
Energy-Alternate Sources 0.82%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	298,582
Home Furnishings 0.56%
LG Electronics, Inc.†	5.625%		4/24/2027		200,000	202,606
Semiconductors 0.56%
SK Hynix, Inc.†	5.50%		1/16/2029		200,000	201,048
Total South Korea						1,581,835

Taiwan 1.88%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	682,265

Thailand 2.14%
Banks 1.21%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%	)#	9/23/2036		300,000	256,616
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034		200,000	181,416
						438,032
Chemicals 0.47%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		200,000	170,563
Oil & Gas 0.46%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200,000	168,952
Total Thailand						777,547

Turkey 3.31%
Banks 1.68%
Akbank TAS†	7.498%		1/20/2030		200,000	202,537
Akbank TAS†	9.369% (5 yr. CMT + 5.27%	)#	–	(b)	200,000	203,773
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%	)#	1/3/2035		200,000	200,958
						607,268
Building Materials 0.55%
Sisecam U.K. PLC†	8.625%		5/2/2032		200,000	198,911
Commercial Services 0.52%
Limak Iskenderun Uluslararasi
Liman Isletmeciligi AS†	9.50%		7/10/2036		197,023	188,774
Mining 0.56%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	204,157
Total Turkey						1,199,110

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
United Arab Emirates 2.01%
Banks 0.54%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%	)#	–	(b)	$200,000	$196,574
Energy-Alternate Sources 0.43%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		188,782	153,869
Pipelines 1.04%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	377,778
Total United Arab Emirates						728,221

United Kingdom 2.64%
Banks 1.69%
Standard Chartered PLC	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030		200,000	199,496
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029		200,000	205,447
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(b)	200,000	208,249
						613,192
Retail 0.95%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		400,000	343,402
Total United Kingdom						956,594

United States 0.74%
Auto Manufacturers 0.36%
Hyundai Capital America†	5.68%		6/26/2028		130,000	131,956
Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	85,732
Oil & Gas 0.14%
CITGO Petroleum Corp.†	8.375%		1/15/2029		51,000	52,592
Total United States						270,280

Uzbekistan 0.55%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031		200,000	198,178

Zambia 0.57%
Mining
First Quantum Minerals Ltd.†	8.625%		6/1/2031		200,000	206,129
Total Corporate Bonds (cost $33,016,869)						31,443,268

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 5.65%

Egypt 0.47%
Egypt Government International Bonds†	7.30%	9/30/2033	$200,000	$169,904

Kazakhstan 0.55%
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	200,000	199,150

Nigeria 0.50%
Nigeria Government International Bonds	6.125%	9/28/2028	200,000	181,674

Peru 0.51%
Corp. Financiera de Desarrollo SA	2.40%	9/28/2027	200,000	185,299

Romania 0.54%
Romania Government International Bonds†	5.875%	1/30/2029	200,000	195,000

South Korea 0.56%
Korea Electric Power Corp.†	5.375%	7/31/2026	200,000	201,759

Supranational 1.40%
African Export-Import Bank†	2.634%	5/17/2026	350,000	334,210
African Export-Import Bank	3.798%	5/17/2031	200,000	174,471
Total Supranational				508,681

Turkey 1.12%
Turkiye Government International Bonds	7.625%	5/15/2034	200,000	203,492
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	200,000	204,075
Total Turkey				407,567
Total Foreign Government Obligations (cost $2,082,240)				2,049,034
Total Long-Term Investments (cost $35,419,876)				33,769,455

SHORT-TERM INVESTMENTS 5.58%

U.S. TREASURY OBLIGATIONS 3.50%
U.S. Treasury Bills (cost $1,269,041)	4.52%	1/14/2025	1,271,000	1,269,225

REPURCHASE AGREEMENTS 1.68%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $622,100 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $622,130; proceeds: $609,846 (cost $609,777)			609,777	609,777

Time Deposits 0.04%
CitiBank N.A.(e) (cost $14,240)			14,240	14,240

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

Investments	Shares	Fair Value
Money Market Funds 0.36%
Fidelity Government Portfolio(e) (cost $128,160)	128,160	$128,160
Total Short-Term Investments (cost $2,021,218)		2,021,402
Total Investments in Securities 98.69% (cost $37,441,094)		35,790,857
Other Assets and Liabilities – Net(f) 1.31%		476,623
Net Assets 100.00%		$36,267,480

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $17,957,726, which represents 49.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(s) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at December 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	2/20/2025	98,000	$104,297	$101,717	$2,580

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2025	24	Short	$(2,708,849)	$(2,671,500)	$37,349
U.S. 5-Year Treasury Note	March 2025	23	Short	(2,457,930)	(2,445,008)	12,922
Total Unrealized Appreciation on Futures Contracts						$50,271

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2025	6	Long	$661,445	$652,500	$(8,945)
U.S. 2-Year Treasury Note	March 2025	19	Long	3,907,942	3,906,579	(1,363)
U.S. Long Bond	March 2025	7	Long	816,957	796,906	(20,051)
U.S. Ultra Treasury Bond	March 2025	4	Long	496,250	475,625	(20,625)
Total Unrealized Depreciation on Futures Contracts						$(50,984)

See Notes to Financial Statements.	29

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$31,733	$–	$–		$31,733
Convertible Bonds	–	245,420	–		245,420
Corporate Bonds
Russia	–	–	–	(3)	–	(3)
Remaining Countries	–	31,443,268	–		31,443,268
Foreign Government Obligations	–	2,049,034	–		2,049,034
Short-Term Investments
Repurchase Agreements	–	609,777	–		609,777
U.S. Treasury Obligations	–	1,269,225	–		1,269,225
Time Deposits	–	14,240	–		14,240
Money Market Funds	128,160	–	–		128,160
Total	$159,893	$35,630,964	$–		$35,790,857
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,580	$–		$2,580
Liabilities	–	–	–		–
Futures Contracts
Assets	50,271	–	–		50,271
Liabilities	(50,984)	–	–		(50,984)
Total	$(713)	$2,580	$–		$1,867

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

30	See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$120,351,855	$37,441,094
Investments in securities, at fair value including $2,573,183 and $137,644, respectively, of securities loaned	$111,266,307	$35,790,857
Cash	16,044	8,196
Deposits with brokers for futures collateral	405,009	60,065
Foreign cash, at value (cost $156 and $0, respectively)	156	–
Receivables:
Interest	2,005,579	534,420
Capital shares sold	785,331	185,458
Variation margin for futures contracts	30,783	3,205
From advisor (See Note 3)	18	23,293
Securities lending income	718	66
Unrealized appreciation on forward foreign currency exchange contracts	13,269	2,580
Prepaid expenses and other assets	13,473	30,696
Total assets	114,536,687	36,638,836
LIABILITIES:
Payables:
Collateral due to broker for securities lending	2,665,460	142,400
Capital shares reacquired	180,192	51,589
Management fee	47,272	21,536
Directors’ fees	42,805	5,425
12b-1 distribution plan	8,853	2,852
Fund administration	3,782	1,231
Distributions payable	717,553	124,056
Accrued expenses	61,458	22,267
Total liabilities	3,727,375	371,356
Commitments and contingent liabilities	–	–
NET ASSETS	$110,809,312	$36,267,480
COMPOSITION OF NET ASSETS:
Paid-in capital	$260,666,711	$52,277,333
Total distributable earnings (loss)	(149,857,399)	(16,009,853)
Net Assets	$110,809,312	$36,267,480

See Notes to Financial Statements.	31

Statements of Assets and Liabilities (concluded)

December 31, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net Assets by class:
Class A Shares	$8,434,362	$5,407,340
Class C Shares	$203,004	$884,826
Class F Shares	$208,933	$594,900
Class F3 Shares	$518,891	$10,045
Class I Shares	$100,727,316	$28,664,587
Class R3 Shares	$164,827	$39,949
Class R4 Shares	$67,351	$11,476
Class R5 Shares	$9,691	$11,066
Class R6 Shares	$474,937	$643,291
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,006,813	407,749
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	47,972	66,709
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	49,651	44,846
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	123,605	758
Class I Shares (300.37 and 228 million shares of common stock authorized, $.001 par value)	23,993,168	2,165,074
Class R3 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	39,281	3,013
Class R4 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	16,043	866
Class R5 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	835
Class R6 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	113,105	48,502
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.20	$13.26
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.30	$13.57
Class C Shares-Net asset value	$4.23	$13.26
Class F Shares-Net asset value	$4.21	$13.27
Class F3 Shares-Net asset value*	$4.20	$13.26
Class I Shares-Net asset value	$4.20	$13.24
Class R3 Shares-Net asset value	$4.20	$13.26
Class R4 Shares-Net asset value	$4.20	$13.25
Class R5 Shares-Net asset value	$4.20	$13.26
Class R6 Shares-Net asset value	$4.20	$13.26

*	Net asset value may not recalculate due to rounding of fractional shares.

32	See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$1,084
Securities lending net income	2,458	337
Interest and other (net of foreign withholding taxes of $1,980 and $236, respectively)	7,692,415	1,883,473
Total investment income	7,694,873	1,884,894
Expenses:
Management fee	559,179	220,214
12b-1 distribution plan–Class A	16,906	11,146
12b-1 distribution plan–Class C	2,483	12,331
12b-1 distribution plan–Class F	646	893
12b-1 distribution plan–Class R3	789	304
12b-1 distribution plan–Class R4	169	29
Registration	128,898	128,151
Professional	77,281	56,328
Fund administration	44,734	12,584
Shareholder servicing	23,299	28,664
Reports to shareholders	20,413	4,332
Custody	16,389	9,104
Directors’ fees	6,716	1,652
Other	25,964	21,718
Gross expenses	923,866	507,450
Fees waived and expenses reimbursed (See Note 3)	(17,035)	(215,800)
Net expenses	906,831	291,650
Net investment income	6,788,042	1,593,244
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(3,654,189)	(434,816)
Net realized gain (loss) on futures contracts	432,403	90,831
Net realized gain (loss) on forward foreign currency exchange contracts	18,209	3,245
Net realized gain (loss) on foreign currency related transactions	5,742	472
Net change in unrealized appreciation/depreciation on investments	3,997,000	643,971
Net change in unrealized appreciation/depreciation on futures contracts	318,398	33,514
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	31,863	4,716
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(18,999)	(167)
Net realized and unrealized gain (loss)	1,130,427	341,766
Net Increase in Net Assets Resulting From Operations	$7,918,469	$1,935,010

See Notes to Financial Statements.	33

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$6,788,042	$6,204,012
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(3,197,835)	(11,204,599)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, and translation of assets and liabilities denominated in foreign currencies	4,328,262	16,696,960
Net increase in net assets resulting from operations	7,918,469	11,696,373
Distributions to Shareholders
Class A	(502,340)	(431,080)
Class C	(15,835)	(20,878)
Class F	(38,614)	(29,284)
Class F3	(29,784)	(26,090)
Class I	(6,229,684)	(5,790,081)
Class R3	(8,937)	(7,479)
Class R4	(3,975)	(2,112)
Class R5	(1,886)	(500)
Class R6	(21,746)	(20,460)
Total distribution to shareholders	(6,852,801)	(6,327,964)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	11,100,808	13,030,014
Reinvestment of distributions	6,806,114	6,277,398
Cost of shares reacquired	(23,127,630)	(32,074,125)
Net increase (decrease) in net assets resulting from capital share transactions	(5,220,708)	(12,766,713)
Net increase (decrease) in net assets	(4,155,040)	(7,398,304)
NET ASSETS:
Beginning of year	$114,964,352	$122,362,656
End of year	$110,809,312	$114,964,352

34	See Notes to Financial Statements.

Emerging Markets Corporate Debt Fund
For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

$1,593,244	$1,810,358

(340,268)	(3,188,510)

682,034	3,716,118
1,935,010	2,337,966

(280,679)	(309,250)
(64,815)	(68,224)
(45,985)	(231,522)
(537)	(508)
(1,199,281)	(1,247,517)
(2,888)	(6,115)
(575)	(534)
(578)	(605)
(20,706)	(15,212)
(1,616,044)	(1,879,487)

20,334,140	34,846,342
1,609,256	1,864,848
(17,783,770)	(52,913,961)

4,159,626	(16,202,771)
4,478,592	(15,744,292)

$31,788,888	$47,533,180
$36,267,480	$31,788,888

See Notes to Financial Statements.	35

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2024	$4.16	$0.25	$0.04	$0.29	$(0.25)	$4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	3.97
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	4.95
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	5.31
Class C
12/31/2024	4.19	0.22	0.04	0.26	(0.22)	4.23
12/31/2023	4.00	0.18	0.19	0.37	(0.18)	4.19
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	4.00
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	4.98
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	5.34
Class F
12/31/2024	4.17	0.25	0.05	0.30	(0.26)	4.21
12/31/2023	3.98	0.21	0.20	0.41	(0.22)	4.17
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	3.98
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	4.95
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	5.31
Class F3
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
Class I
12/31/2024	4.16	0.25	0.05	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	5.30

36	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

7.13	0.99	1.01	5.89	$8,434	72
10.42	0.99	0.99	5.15	8,152	53
(15.83)	0.94	0.95	4.59	8,420	33
(2.81)	0.87	0.87	3.89	13,738	56
4.99	0.90	0.91	4.22	13,811	49

6.47	1.62	1.63	5.17	203	72
9.68	1.63	1.63	4.44	384	53
(16.26)	1.59	1.60	3.94	546	33
(3.41)	1.52	1.52	3.24	906	56
4.13	1.54	1.55	3.68	1,074	49

7.34	0.79	0.91	5.91	209	72
10.62	0.79	0.89	5.25	426	53
(15.45)	0.73	0.84	4.75	940	33
(2.63)	0.66	0.77	4.07	2,581	56
5.17	0.70	0.81	4.37	2,802	49

7.36	0.78	0.80	6.13	519	72
10.65	0.78	0.78	5.35	461	53
(15.48)	0.73	0.73	4.79	753	33
(2.63)	0.65	0.66	4.06	1,493	56
5.01	0.70	0.71	4.45	694	49

7.35	0.79	0.81	6.09	100,727	72
10.64	0.79	0.79	5.34	105,022	53
(15.49)	0.74	0.75	4.78	111,029	33
(2.63)	0.67	0.67	4.09	188,299	56
5.19	0.70	0.71	4.36	282,521	49

See Notes to Financial Statements.	37

Financial Highlights (concluded)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2024	$4.16	$0.23	$0.05	$0.28	$(0.24)	$4.20
12/31/2023	3.97	0.19	0.20	0.39	(0.20)	4.16
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	3.97
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	4.94
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	5.30
Class R4
12/31/2024	4.16	0.24	0.05	0.29	(0.25)	4.20
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	3.97
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	4.94
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	5.30
Class R5
12/31/2024	4.16	0.24	0.06	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	5.30
Class R6
12/31/2024	4.16	0.26	0.04	0.30	(0.26)	4.20
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

38	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.81	1.29	1.31	5.60	$165	72
10.09	1.29	1.29	4.88	151	53
(15.92)	1.24	1.25	4.28	130	33
(3.12)	1.16	1.17	3.60	203	56
4.68	1.21	1.22	3.92	198	49

7.08	1.04	1.06	5.84	67	72
10.36	1.05	1.05	5.11	64	53
(15.71)	0.99	1.00	4.50	35	33
(2.88)	0.92	0.93	3.84	64	56
4.74	0.96	0.97	4.32	71	49

7.36	0.78	0.79	5.74	10	72
10.64	0.79	0.79	5.36	10	53
(15.47)	0.72	0.72	4.82	9	33
(2.60)	0.64	0.64	4.13	11	56
5.22	0.68	0.69	4.47	12	49

7.36	0.78	0.80	6.19	475	72
10.65	0.78	0.78	5.29	294	53
(15.48)	0.73	0.74	4.81	502	33
(2.62)	0.66	0.66	4.10	445	56
5.01	0.70	0.71	4.46	363	49

See Notes to Financial Statements.	39

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2024	$13.09	$0.66	$0.18	$0.84	$(0.67)	$13.26
12/31/2023	12.86	0.60	0.25	0.85	(0.62)	13.09
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	12.86
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	15.14
12/31/2020	15.54	0.56	0.29 (c)	0.85	(0.61)	15.78
Class C
12/31/2024	13.09	0.58	0.17	0.75	(0.58)	13.26
12/31/2023	12.86	0.52	0.25	0.77	(0.54)	13.09
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	12.86
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	15.15
12/31/2020	15.54	0.46	0.29 (c)	0.75	(0.51)	15.78
Class F
12/31/2024	13.10	0.67	0.18	0.85	(0.68)	13.27
12/31/2023	12.86	0.59	0.29	0.88	(0.64)	13.10
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	12.86
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	15.15
12/31/2020	15.54	0.57	0.30 (c)	0.87	(0.62)	15.79
Class F3
12/31/2024	13.09	0.70	0.18	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	15.14
12/31/2020	15.54	0.61	0.30 (c)	0.91	(0.67)	15.78
Class I
12/31/2024	13.07	0.68	0.18	0.86	(0.69)	13.24
12/31/2023	12.84	0.63	0.25	0.88	(0.65)	13.07
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	12.84
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	15.13
12/31/2020	15.53	0.58	0.30 (c)	0.88	(0.64)	15.77

40	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.52	1.05	1.75	4.97	$5,407	93
6.96	1.05	1.66	4.72	6,214	74
(11.19)	1.05	1.44	4.27	6,703	55
(0.39)	1.05	1.35	3.46	10,050	83
5.78	1.05	1.47	3.73	9,218	66

5.84	1.69	2.40	4.35	885	93
6.21	1.68	2.29	4.10	1,628	74
(11.73)	1.68	2.08	3.66	1,511	55
(0.94)	1.67	1.97	2.84	1,748	83
5.09	1.71	2.13	3.08	1,840	66

6.54	0.95	1.65	5.08	595	93
7.06	0.95	1.50	4.56	960	74
(11.09)	0.95	1.31	4.28	19,603	55
(0.23)	0.95	1.25	3.55	61,510	83
5.87	0.95	1.37	3.80	50,424	66

6.87	0.71	1.45	5.31	10	93
7.34	0.70	1.33	5.07	10	74
(10.88)	0.70	1.06	4.63	10	55
(0.02)	0.68	0.99	3.83	11	83
6.16	0.69	1.07	4.10	12	66

6.73	0.85	1.53	5.13	28,665	93
7.09	0.85	1.45	4.93	22,504	74
(11.02)	0.85	1.28	4.57	19,229	55
(0.14)	0.85	1.15	3.63	5,449	83
5.90	0.85	1.26	3.85	2,850	66

See Notes to Financial Statements.	41

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2024	$13.09	$0.62	$0.18	$0.80	$(0.63)	$13.26
12/31/2023	12.86	0.57	0.25	0.82	(0.59)	13.09
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	12.86
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	15.14
12/31/2020	15.54	0.51	0.30 (c)	0.81	(0.57)	15.78
Class R4
12/31/2024	13.09	0.65	0.17	0.82	(0.66)	13.25
12/31/2023	12.85	0.60	0.26	0.86	(0.62)	13.09
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	12.85
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	15.13
12/31/2020	15.53	0.55	0.29 (c)	0.84	(0.60)	15.77
Class R5
12/31/2024	13.09	0.68	0.18	0.86	(0.69)	13.26
12/31/2023	12.86	0.63	0.25	0.88	(0.65)	13.09
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	12.86
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	15.15
12/31/2020	15.54	0.59	0.29 (c)	0.88	(0.64)	15.78
Class R6
12/31/2024	13.09	0.69	0.19	0.88	(0.71)	13.26
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	15.15
12/31/2020	15.54	0.61	0.30 (c)	0.91	(0.67)	15.78

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

42	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.19	1.35	2.04	4.68	$40	93
6.64	1.35	1.96	4.43	137	74
(11.45)	1.35	1.74	3.97	131	55
(0.68)	1.35	1.65	3.14	228	83
5.46	1.35	1.77	3.43	153	66

6.39	1.10	1.78	4.93	11	93
6.91	1.10	1.71	4.67	11	74
(11.24)	1.10	1.47	4.17	11	55
(0.37)	1.10	1.40	3.42	21	83
5.74	1.10	1.53	3.68	20	66

6.73	0.85	1.55	5.15	11	93
7.19	0.85	1.46	4.89	11	74
(11.00)	0.85	1.25	4.50	17	55
(0.20)	0.85	1.18	3.83	20	83
5.99	0.85	1.27	3.93	268	66

6.87	0.73	1.43	5.19	643	93
7.25	0.70	1.36	5.06	314	74
(10.86)	0.70	1.13	4.75	317	55
0.05	0.68	1.02	3.83	150	83
6.16	0.69	1.10	4.09	133	66

See Notes to Financial Statements.	43

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s

Notes to Financial Statements (continued)

chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statements of Assets and Liabilities Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in

Notes to Financial Statements (continued)

each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit

Notes to Financial Statements (continued)

default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or

Notes to Financial Statements (continued)

offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains (losses) on investments in the Funds’ Statements of Operations.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(o)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve

Notes to Financial Statements (continued)

the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the fiscal year ended December 31, 2024, the Funds did not enter into reverse repurchase agreements.

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statements of Assets and Liabilities and represents the mark to market of the unfunded portion of each Fund’s floating rate notes.

As of December 31, 2024, the Funds did not have any unfunded loan commitments.

(q)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made

Notes to Financial Statements (continued)

at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.04%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the fiscal year ended December 31, 2024.

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$16,389
Emerging Markets Corporate Debt Fund	9,104

For the fiscal year ended December 31, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, (excluding certain expenses such as acquired fund fees and expenses, if applicable) to the following annual rates:

	Effective May 1, 2024		Prior to May 1, 2024
	Classes		Classes
Fund	A, C, F, I, R3, R4, R5	F3 and R6	A, C, F, I, R3, R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.76%	.85%	.70%

Notes to Financial Statements (continued)

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The 12b-1 fee each Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of each Fund’s average daily net assets attributable to shares held for less than one year and (ii) .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to shares held one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the fiscal year ended December 31, 2024 and continuing through April 30, 2025, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$624	$7,974
Emerging Markets Corporate Debt Fund	339	5,541

The Distributor received the following amounts of CDSCs for the fiscal year ended December 31, 2024:

	Class A	Class C
Emerging Markets Bond Fund	$271	–
Emerging Markets Corporate Debt Fund	–	–

One Director and certain of the Company’s officers have an interest in Lord Abbett.

Other Related Parties

As of December 31, 2024, the percentage of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 64.06% and 23.71%, respectively.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The

Notes to Financial Statements (continued)

amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$6,852,801	$–	$–	$6,852,801
Emerging Markets Corporate Debt Fund	1,616,044	–	–	1,616,044

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$6,327,964	$–	$–	$6,327,964
Emerging Markets Corporate Debt Fund	1,879,487	–	–	1,879,487

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) – Net
Emerging Markets Bond Fund	$–	$–	$(139,782,011)	$(9,434,147)	$(641,241)	$(149,857,399)
Emerging Markets Corporate Debt Fund	–	–	(14,180,754)	(1,791,872)	(37,227)	(16,009,853)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Bond Fund	$(43,715,491)	$(96,066,185)	$(139,781,676)
Emerging Markets Corporate Debt Fund	(6,266,378)	(7,914,342)	(14,180,720)

As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Fund	$120,869,188	$2,733,260	$(12,160,175)	$(9,426,915)
Emerging Markets Corporate Debt Fund	37,565,278	458,416	(2,230,970)	(1,772,554)

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2024 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–	$78,848,644	$–	$85,193,834
Emerging Markets Corporate Debt Fund	–	30,409,037	–	28,008,823

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts for the fiscal year ended December 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of December 31, 2024, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$13,269
Futures Contracts(2)	$334,347	–

Liability Derivatives
Futures Contracts(2)	$171,650	–

Notes to Financial Statements (continued)

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$2,580
Futures Contracts(2)	$50,271	–

Liability Derivatives
Futures Contracts(2)	$50,984	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative investments for the fiscal year ended December 31, 2024, were as follows:

	Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$18,209
Futures Contracts(2)	$432,403	–
Net Change in Unrealized Appreciation/ Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$31,863
Futures Contracts(4)	$318,398	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$590,042
Futures Contracts(6)	306	–
	Emerging Markets Corporate Debt Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$3,245
Futures Contracts(2)	$90,831	–
Net Change in Unrealized Appreciation/ Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$4,716
Futures Contracts(4)	$33,514	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$107,005
Futures Contracts(6)	75	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$13,269	$–	$13,269
Repurchase Agreements	967,375	–	967,375
Total	$980,644	$–	$980,644

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$13,269	$–	$–	$–	$13,269
Fixed Income Clearing Corp.	967,375	–	–	(967,375)	–
Total	$980,644	$–	$–	$(967,375)	$13,269

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,580	$–	$2,580
Repurchase Agreements	609,777	–	609,777
Total	$612,357	$–	$612,357

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$2,580	$–	$–	$–	$2,580
Fixed Income Clearing Corp.	609,777	–	–	(609,777)	–
Total	$612,357	$–	$–	$(609,777)	$2,580

Notes to Financial Statements (continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the

Notes to Financial Statements (continued)

Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Emerging Markets Bond Fund	$2,573,183	$2,665,460
Emerging Markets Corporate Debt Fund	137,644	142,400

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic

Notes to Financial Statements (continued)

sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to

Notes to Financial Statements (continued)

lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each Fund may have limited recourse in such instances.

Notes to Financial Statements (continued)

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Year Ended December 31, 2024		Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,552,145	$6,571,191	2,861,736	$11,327,299
Reinvestment of distributions	114,349	479,050	102,608	408,406
Shares reacquired	(1,618,082)	(6,871,668)	(3,124,760)	(12,519,922)
Increase (decrease)	48,412	$178,573	(160,416)	$(784,217)
Class C Shares
Shares sold	3,272	$13,857	63,641	$255,333
Reinvestment of distributions	3,758	15,788	5,171	20,725
Shares reacquired	(50,617)	(214,055)	(113,949)	(461,166)
Decrease	(43,587)	$(184,410)	(45,137)	$(185,108)

Notes to Financial Statements (continued)

Emerging Markets Bond Fund	Year Ended December 31, 2024		Year Ended December 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	210,487	$857,518	5,253	$21,153
Reinvestment of distributions	8,000	33,238	5,977	23,868
Shares reacquired	(271,173)	(1,128,499)	(145,167)	(583,257)
Decrease	(52,686)	$(237,743)	(133,937)	$(538,236)
Class F3 Shares
Shares sold	39,118	$162,841	16,769	$66,367
Reinvestment of distributions	7,118	29,794	6,561	26,080
Shares reacquired	(33,494)	(139,672)	(102,284)	(413,763)
Increase (decrease)	12,742	$52,963	(78,954)	$(321,316)
Class I Shares
Shares sold	508,506	$2,153,395	312,552	$1,246,977
Reinvestment of distributions	1,490,063	6,231,810	1,455,957	5,787,069
Shares reacquired	(3,267,074)	(13,601,501)	(4,492,767)	(17,791,969)
Decrease	(1,268,505)	$(5,216,296)	(2,724,258)	$(10,757,923)
Class R3 Shares
Shares sold	6,940	$28,957	14,231	$56,653
Reinvestment of distributions	2,137	8,937	1,845	7,324
Shares reacquired	(6,167)	(25,695)	(12,378)	(49,574)
Increase	2,910	$12,199	3,698	$14,403
Class R4 Shares
Shares sold	3,177	$13,255	6,688	$27,227
Reinvestment of distributions	951	3,979	527	2,095
Shares reacquired	(3,477)	(15,040)	(556)	(2,223)
Increase	651	$2,194	6,659	$27,099
Class R5 Shares
Shares sold	247,099	$1,042,757	–	$–
Shares reacquired	(247,099)	(1,050,171)	–	–
Decrease	–	$(7,414)	–	$–
Class R6 Shares
Shares sold	60,693	$257,037	7,281	$29,005
Reinvestment of distributions	834	3,518	459	1,831
Shares reacquired	(19,256)	(81,329)	(63,293)	(252,251)
Increase (decrease)	42,271	$179,226	(55,553)	$(221,415)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2024		Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	87,959	$1,170,362	98,444	$1,264,105
Reinvestment of distributions	21,016	278,121	23,860	305,071
Shares reacquired	(175,825)	(2,323,317)	(168,953)	(2,167,208)
Decrease	(66,850)	$(874,834)	(46,649)	$(598,032)

Notes to Financial Statements (concluded)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2024		Year Ended December 31, 2023
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,159	$28,362	19,986	$257,305
Reinvestment of distributions	4,900	64,789	5,326	68,081
Shares reacquired	(64,717)	(862,067)	(18,460)	(234,681)
Increase (decrease)	(57,658)	$(768,916)	6,852	$90,705
Class F Shares
Shares sold	1,204	$15,872	225,915	$2,968,828
Reinvestment of distributions	3,290	43,555	17,670	228,748
Shares reacquired	(32,920)	(438,647)	(1,694,102)	(21,904,798)
Decrease	(28,426)	$(379,220)	(1,450,517)	$(18,707,222)
Class I Shares
Shares sold	1,403,641	$18,585,815	2,341,649	$30,171,709
Reinvestment of distributions	90,678	1,199,839	97,775	1,246,877
Shares reacquired	(1,050,885)	(13,832,203)	(2,215,142)	(28,394,184)
Increase	443,434	$5,953,451	224,282	$3,024,402
Class R3 Shares
Shares sold	2,720	$35,642	375	$4,808
Reinvestment of distributions	164	2,167	54	693
Shares reacquired	(10,356)	(135,333)	(155)	(1,970)
Increase (decrease)	(7,472)	$(97,524)	274	$3,531
Class R4 Shares
Shares sold	17	$211	14	$191
Reinvestment of distributions	2	26	2	19
Shares reacquired	(15)	(196)	(27)	(346)
Increase (decrease)	4	$41	(11)	$(136)
Class R5 Shares
Shares sold	–	$2	835	$10,674
Reinvestment of distributions	3	36	13	164
Shares reacquired	(20)	(260)	(1,341)	(17,074)
Decrease	(17)	$(222)	(493)	$(6,236)
Class R6 Shares
Shares sold	37,517	$497,874	13,103	$168,722
Reinvestment of distributions	1,557	20,723	1,187	15,195
Shares reacquired	(14,530)	(191,747)	(15,020)	(193,700)
Increase (decrease)	24,544	$326,850	(730)	$(9,783)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Global Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Company”) comprising the Lord Abbett Emerging Markets Bond Fund and Lord Abbett Emerging Markets Corporate Debt Fund, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

February 26, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited) For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:
Fund Name	Interest-related dividends
Emerging Markets Bond Fund	5%
Emerging Markets Corporate Debt Fund	17%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.
Lord Abbett Emerging Markets Bond Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund	LAGF-2 (02/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 26, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: February 26, 2025